Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
August 31, 2021
EIF-NPRT3-1021
1.805766.117
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.5%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,410	555,378
AST SpaceMobile, Inc. (a)(b)	27,143	335,216
ATN International, Inc.	7,220	329,160
Bandwidth, Inc. (a)	12,478	1,283,986
Cogent Communications Group, Inc.	25,499	1,850,717
Consolidated Communications Holdings, Inc. (a)	42,650	395,366
Cuentas, Inc. (a)(b)	6,700	21,172
Frontier Communications Parent, Inc. (a)	135,139	3,979,844
Iridium Communications, Inc. (a)	76,099	3,387,166
Liberty Global PLC:
Class A (a)	107,207	3,081,129
Class B (a)	327	9,323
Class C (a)	209,719	6,077,657
Liberty Latin America Ltd.:
Class A (a)	18,852	268,830
Class C (a)	108,236	1,557,516
ORBCOMM, Inc. (a)	47,272	543,155
Radius Global Infrastructure, Inc. (a)	52,153	932,496
Sify Technologies Ltd. sponsored ADR (a)	13,702	50,012
		24,658,123
Entertainment - 2.0%
Activision Blizzard, Inc.	431,507	35,543,232
Bilibili, Inc. ADR (a)(b)	109,527	8,787,351
Blue Hat Interactive Entertainment Technology (a)(b)	13,117	8,522
Chicken Soup For The Soul Entertainment, Inc. (a)	2,911	70,621
Cinedigm Corp. (a)	80,948	152,182
CuriosityStream, Inc. Class A (a)(b)	29,770	372,125
Dolphin Entertainment, Inc. (a)(b)	1,963	26,520
DouYu International Holdings Ltd. ADR (a)	82,330	352,372
Electronic Arts, Inc.	158,875	23,070,239
Engine Media Holdings, Inc. (a)(b)	5,410	35,760
Gaia, Inc. Class A (a)(b)	13,031	127,313
GigaMedia Ltd. (a)(b)	1,957	5,636
Gravity Co. Ltd. ADR (a)(b)	1,840	184,552
iQIYI, Inc. ADR (a)(b)	204,220	1,850,233
Liquid Media Group Ltd. (a)(b)	1,038	1,972
LiveXLive Media, Inc. (a)(b)	40,255	138,075
Lizhi, Inc. ADR (a)(b)	12,605	50,042
Motorsport Games, Inc. Class A	5,642	60,764
NetEase, Inc. ADR	167,366	16,304,796
Netflix, Inc. (a)	246,177	140,121,487
Nexters, Inc. (a)(b)	26,804	229,174
Playstudios, Inc. Class A (a)(b)	68,270	341,350
Playtika Holding Corp.	227,853	6,013,041
Pop Culture Group Co. Ltd. (b)	9,760	40,309
Reading International, Inc. Class A (a)	23,664	121,633
Reservoir Media, Inc. (a)(b)	11,853	106,440
Roku, Inc. Class A (a)	63,956	22,538,094
Scienjoy Holding Corp. (a)(b)	14,618	70,970
Sciplay Corp. (A Shares) (a)	15,716	294,046
Score Media & Gaming, Inc. (a)	25,219	899,562
Take-Two Interactive Software, Inc. (a)	64,280	10,363,222
The9 Ltd. sponsored ADR (a)(b)	3,740	58,755
Versus Systems, Inc. (a)(b)	3,758	16,498
Warner Music Group Corp. Class A	67,760	2,574,880
Zynga, Inc. (a)	607,231	5,373,994
		276,305,762
Interactive Media & Services - 11.8%
36Kr Holdings, Inc. ADR (a)(b)	1,078	1,789
9F, Inc. ADR (a)(b)	42,546	82,114
AcuityAds Holdings, Inc. (b)	37,081	302,581
Alphabet, Inc.:
Class A (a)	166,881	482,945,270
Class C (a)	179,221	521,396,902
Angi, Inc. (a)	45,307	482,066
Autoweb, Inc. (a)(b)	8,678	23,257
Baidu, Inc. sponsored ADR (a)	143,906	22,596,120
BlueCity Holdings Ltd. ADR (a)(b)	12,667	46,235
Bumble, Inc. (b)	67,735	3,691,558
CarGurus, Inc. Class A (a)	54,988	1,670,535
Creatd, Inc. (a)(b)	3,583	10,749
Enthusiast Gaming Holdings, Inc. (a)(b)	68,799	307,532
EverQuote, Inc. Class A (a)	11,861	233,543
Facebook, Inc. Class A (a)	1,330,597	504,801,890
Fangdd Network Group Ltd. ADR (a)(b)	11,938	18,504
Glory Star New Media Group Holdings Ltd. (a)(b)	31,038	92,183
Hello Group, Inc. ADR	89,497	1,175,991
IAC (a)	46,263	6,109,029
Izea Worldwide, Inc. (a)	31,302	77,003
JOYY, Inc. ADR	31,222	1,976,353
Kanzhun Ltd. ADR	30,651	1,129,796
Kubient, Inc. (b)	6,524	23,160
Liberty TripAdvisor Holdings, Inc. (a)	44,349	165,865
Luokung Technology Corp. (a)	143,949	224,748
Match Group, Inc. (a)	150,097	20,629,332
Outbrain, Inc.	8,394	146,056
Professional Diversity Network, Inc. (a)(b)	1,922	2,441
QuinStreet, Inc. (a)	27,593	494,191
Qutoutiao, Inc. ADR (a)(b)	71,442	100,019
So-Young International, Inc. ADR (a)(b)	33,998	198,888
Sohu.Com Ltd. ADR (a)	24,154	565,204
Super League Gaming, Inc. (a)	10,938	46,487
Taboola.com Ltd. (a)(b)	102,718	923,435
Travelzoo, Inc. (a)	6,862	83,785
TripAdvisor, Inc. (a)	68,735	2,405,725
Trivago NV ADR (a)(b)	43,707	123,691
TrueCar, Inc. (a)	56,073	235,507
Vimeo, Inc. (a)	83,513	3,183,516
Weibo Corp. sponsored ADR (a)	41,806	2,112,039
Yandex NV Series A (a)(b)	177,841	13,675,973
Zillow Group, Inc.:
Class A (a)	35,240	3,368,944
Class C (a)(b)	99,247	9,504,885
Zoominfo Technologies, Inc. (a)	78,551	5,120,740
		1,612,505,631
Media - 2.7%
Advantage Solutions, Inc. Class A (a)	177,154	1,543,011
AirNet Technology, Inc. ADR (a)(b)	5,468	14,545
AMC Networks, Inc. Class A (a)	16,393	779,159
Baosheng Media Group Holding Ltd.	13,084	30,355
Beasley Broadcast Group, Inc. Class A (a)	286,682	725,305
Boston Omaha Corp. (a)	14,481	517,696
Cardlytics, Inc. (a)	18,078	1,641,121
Charter Communications, Inc. Class A (a)	104,666	85,476,536
Comcast Corp. Class A	2,543,630	154,347,468
comScore, Inc. (a)	40,238	156,123
Criteo SA sponsored ADR (a)	32,862	1,233,311
Cumulus Media, Inc. (a)	11,565	136,583
Daily Journal Corp. (a)	1,070	363,800
Discovery Communications, Inc.:
Class A (a)	97,609	2,815,044
Class B (a)	338	16,907
Class C (non-vtg.) (a)	185,213	5,110,027
DISH Network Corp. Class A (a)	159,562	6,955,308
E.W. Scripps Co. Class A	39,165	726,119
Fluent, Inc. (a)	46,702	127,029
Fox Corp.:
Class A	190,031	7,114,761
Class B	131,677	4,559,975
Gambling.com Group Ltd.	13,722	156,686
Hemisphere Media Group, Inc. (a)	12,950	159,544
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	37,953	182,554
iHeartMedia, Inc. (a)	60,774	1,512,057
Insignia Systems, Inc. (a)(b)	1,817	14,554
Integral Ad Science Holding Corp.	82,513	1,826,013
Lee Enterprises, Inc. (a)	2,469	59,404
Liberty Broadband Corp.:
Class A (a)	16,790	3,119,078
Class C (a)	86,701	16,587,635
Liberty Media Corp.:
Liberty Braves Class A (a)	14,692	381,992
Liberty Braves Class C (a)	16,026	414,272
Liberty Formula One Group Series C (a)	111,860	5,653,404
Liberty Media Class A (a)	14,368	656,474
Liberty SiriusXM Series A (a)	56,950	2,819,025
Liberty SiriusXM Series C (a)	128,678	6,350,259
Loral Space & Communications Ltd.	11,163	468,958
Magnite, Inc. (a)	72,108	2,092,574
Marchex, Inc. Class B (a)	34,542	113,989
Mediaco Holding, Inc. (a)(b)	911	7,734
National CineMedia, Inc.	42,414	108,580
News Corp.:
Class A	214,018	4,808,984
Class B	111,410	2,454,362
Nexstar Broadcasting Group, Inc. Class A	24,021	3,597,145
Perion Network Ltd. (a)(b)	18,565	391,536
Saga Communications, Inc. Class A	1,013	23,633
Salem Communications Corp. Class A (a)	18,198	53,138
Scholastic Corp.	19,973	663,903
Sinclair Broadcast Group, Inc. Class A (b)	30,567	917,316
Sirius XM Holdings, Inc. (b)	2,263,397	14,191,499
Stagwell, Inc. (a)	47,873	334,154
TechTarget, Inc. (a)	15,882	1,343,300
Thryv Holdings, Inc. (a)	18,106	561,105
Tremor International Ltd. ADR	2,322	46,835
Troika Media Group, Inc. (a)(b)	13,068	22,346
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	12,177
Urban One, Inc.:
Class A (a)(b)	4,568	36,224
Class D (non-vtg.) (a)	21,932	152,647
ViacomCBS, Inc.:
Class A	25,071	1,152,765
Class B	332,823	13,795,513
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	122,329
Xcel Brands, Inc. (a)	4,288	7,890
ZW Data Action Technologies, Inc. (a)(b)	12,732	18,716
		361,782,486
Wireless Telecommunication Services - 0.8%
Gogo, Inc. (a)	62,035	834,371
Millicom International Cellular SA (a)	57,155	2,154,172
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)	3,584	16,594
Shenandoah Telecommunications Co.	28,888	861,729
Spok Holdings, Inc.	20,912	207,238
T-Mobile U.S., Inc. (a)	691,895	94,803,453
uCloudlink Group, Inc. ADR (a)(b)	4,076	26,779
VEON Ltd. sponsored ADR (a)	955,565	2,092,687
Vodafone Group PLC sponsored ADR (b)	210,517	3,593,525
		104,601,793
TOTAL COMMUNICATION SERVICES		2,379,853,795
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	68,178
China XD Plastics Co. Ltd. (a)	32,740	18,007
Dorman Products, Inc. (a)	17,959	1,685,632
Foresight Autonomous Holdings Ltd. ADR (a)(b)	24,514	79,916
Fox Factory Holding Corp. (a)	23,255	3,573,596
Garrett Motion, Inc. (a)	40,129	280,100
Gentex Corp.	133,358	4,107,426
Gentherm, Inc. (a)	17,553	1,506,398
Kandi Technolgies, Inc. (a)(b)	39,238	196,975
Luminar Technologies, Inc. (a)(b)	132,157	2,296,889
Motorcar Parts of America, Inc. (a)	12,691	251,536
Patrick Industries, Inc.	13,038	1,064,031
REE Automotive Ltd. (a)(b)	30,404	182,424
Strattec Security Corp. (a)	1,858	69,303
Sypris Solutions, Inc. (a)	6,622	25,230
The Goodyear Tire & Rubber Co. (a)	155,651	2,465,512
Visteon Corp. (a)	15,401	1,627,578
XPEL, Inc. (a)	15,108	1,147,906
		20,646,637
Automobiles - 3.1%
Arcimoto, Inc. (a)(b)	23,426	290,951
Arrival SA (a)(b)	336,192	3,956,980
AYRO, Inc. (a)	18,733	77,367
Canoo, Inc. (a)(b)	134,890	972,557
ElectraMeccanica Vehicles Corp. (a)(b)	60,611	217,593
Electric Last Mile Solutions, Inc. (a)(b)	69,404	552,456
Faraday Future Intelligent Electric, Inc. (a)(b)	94,239	950,872
Li Auto, Inc. ADR (a)	225,617	6,962,541
Lordstown Motors Corp. Class A (a)(b)	96,741	636,556
Lucid Group, Inc. Class A (a)(b)	895,345	17,871,086
Niu Technologies ADR (a)(b)	23,756	638,799
Tesla, Inc. (a)	534,955	393,577,093
Workhorse Group, Inc. (a)(b)	69,202	678,872
		427,383,723
Distributors - 0.2%
Core-Mark Holding Co., Inc.	24,611	1,132,106
Educational Development Corp.	7,081	68,544
Funko, Inc. (a)	21,098	420,694
LKQ Corp. (a)	168,020	8,852,974
Pool Corp.	22,268	11,007,072
Weyco Group, Inc.	6,799	156,173
		21,637,563
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR	16,514	18,165
2U, Inc. (a)(b)	41,387	1,532,561
Afya Ltd. (a)	26,135	563,993
American Public Education, Inc. (a)	10,578	278,201
Amesite, Inc. (b)	8,501	17,087
Arco Platform Ltd. Class A (a)(b)	16,917	409,053
Aspen Group, Inc. (a)	13,497	77,608
ATA Creativity Global ADR (a)	4,528	12,588
China Liberal Education Holdings Ltd. (a)	3,448	10,482
Duolingo, Inc. (a)	6,000	777,360
E-Home Household Service Holdings Ltd. (b)	18,710	69,788
Elite Education Group International Ltd. (a)(b)	1,797	6,775
European Wax Center, Inc.	10,226	249,363
Frontdoor, Inc. (a)	47,662	2,079,016
Grand Canyon Education, Inc. (a)	26,726	2,382,356
Hailiang Education Group, Inc. ADR (a)(b)	2,666	95,949
Houghton Mifflin Harcourt Co. (a)	73,089	984,509
Laureate Education, Inc. Class A (a)	65,299	1,040,213
Lincoln Educational Services Corp. (a)	18,674	119,700
Meten EdtechX Education Group Ltd. (a)(b)	47,075	31,630
OneSpaWorld Holdings Ltd. (a)(b)	39,121	410,771
Perdoceo Education Corp. (a)	37,144	407,841
RISE Education Cayman Ltd. ADR (a)	9,767	8,670
Rover Group, Inc. Class A (a)(b)	33,620	390,664
Select Interior Concepts, Inc. (a)	13,788	196,617
Skillful Craftsman Education Technology Ltd. (a)	6,452	10,194
Strategic Education, Inc. (b)	13,286	1,040,028
Tarena International, Inc. ADR (a)	24,820	38,223
Vasta Platform Ltd. (a)	15,730	87,931
Vitru Ltd. (a)(b)	12,318	208,297
Wah Fu Education Group Ltd. (a)(b)	1,252	9,014
WW International, Inc. (a)	37,856	819,582
Xpresspa Group, Inc. (a)(b)	47,091	88,060
Zhongchao, Inc. (a)	5,917	10,118
Zovio, Inc. (a)	16,099	41,535
		14,523,942
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A	186,379	28,886,881
Allied Esports Entertainment, Inc. (a)	17,647	35,470
BBQ Holdings, Inc. (a)	4,432	59,300
BJ's Restaurants, Inc. (a)	13,822	591,029
Bloomin' Brands, Inc. (a)	47,883	1,282,786
Booking Holdings, Inc. (a)	22,794	52,418,678
Bragg Gaming Group, Inc. (a)	1,531	18,785
BurgerFi International, Inc. (a)(b)	9,417	96,807
Caesars Entertainment, Inc. (a)	115,762	11,764,892
Carrols Restaurant Group, Inc.	24,770	102,796
Century Casinos, Inc. (a)	16,194	216,514
Churchill Downs, Inc.	21,349	4,493,965
Chuy's Holdings, Inc. (a)	9,648	311,244
Cracker Barrel Old Country Store, Inc.	13,041	1,872,427
Dave & Buster's Entertainment, Inc. (a)	26,022	973,743
Del Taco Restaurants, Inc.	26,399	232,311
Denny's Corp. (a)	38,087	629,959
DraftKings, Inc. Class A (a)(b)	223,183	13,232,520
El Pollo Loco Holdings, Inc. (a)	18,467	334,991
Elys Game Technology Corp. (b)	11,486	76,037
Esports Entertainment Group, Inc. (a)	10,135	90,506
Esports Technologies, Inc. (a)(b)	6,743	219,080
Expedia, Inc. (a)	78,430	11,333,135
FAT Brands, Inc.:
Class A	5,101	61,620
Class B (b)	510	6,069
Fiesta Restaurant Group, Inc. (a)	12,322	147,987
Full House Resorts, Inc. (a)	16,206	139,047
GAN Ltd. (a)(b)	21,916	374,764
Golden Entertainment, Inc. (a)	16,184	772,300
Golden Nugget Online Gaming, Inc. (a)	30,268	653,789
Good Times Restaurants, Inc. (a)	9,092	48,824
Hall of Fame Resort & Entertainment Co. (a)	57,261	192,397
Huazhu Group Ltd. ADR (a)	86,716	4,187,516
Inspired Entertainment, Inc. (a)(b)	15,862	201,923
Jack in the Box, Inc.	12,571	1,332,023
Krispy Kreme, Inc. (b)	90,430	1,511,085
Kura Sushi U.S.A., Inc. Class A (a)	4,116	209,134
Lindblad Expeditions Holdings (a)	29,723	437,225
MakeMyTrip Ltd. (a)	37,977	980,566
Marriott International, Inc. Class A (a)	180,450	24,386,013
Melco Crown Entertainment Ltd. sponsored ADR (a)	139,656	1,921,667
Monarch Casino & Resort, Inc. (a)	10,263	650,366
Muscle Maker, Inc. (a)(b)	84,646	99,036
Nathan's Famous, Inc.	3,678	242,858
NeoGames SA	14,676	604,798
Nextplay Technologies, Inc. (a)(b)	42,448	84,896
Noodles & Co. (a)	27,889	351,123
Papa John's International, Inc.	19,976	2,547,539
Penn National Gaming, Inc. (a)	86,926	7,049,699
Playa Hotels & Resorts NV (a)	89,710	655,780
Potbelly Corp. (a)	12,369	85,470
Rave Restaurant Group, Inc. (a)	5,714	7,257
RCI Hospitality Holdings, Inc.	5,507	355,807
Red Robin Gourmet Burgers, Inc. (a)	10,497	256,967
Red Rock Resorts, Inc. (a)	40,224	1,882,885
Ruth's Hospitality Group, Inc. (a)	22,375	458,464
Scientific Games Corp. Class A (a)	53,198	3,848,875
Starbucks Corp.	653,823	76,817,664
Target Hospitality Corp. (a)	58,530	232,949
Texas Roadhouse, Inc. Class A	38,296	3,638,120
The Cheesecake Factory, Inc. (a)	25,493	1,189,248
The ONE Group Hospitality, Inc. (a)(b)	15,063	167,952
Trip.com Group Ltd. ADR (a)	292,158	8,907,897
Tuniu Corp. Class A sponsored ADR (a)(b)	16,132	27,586
Wendy's Co.	121,893	2,805,977
Wingstop, Inc.	16,489	2,834,954
Wynn Resorts Ltd. (a)	64,041	6,512,329
Yatra Online, Inc. (a)	14,712	27,511
		289,181,812
Household Durables - 0.3%
Aterian, Inc. (a)(b)	18,365	109,455
Bassett Furniture Industries, Inc.	4,416	94,900
Cavco Industries, Inc. (a)	5,108	1,305,094
Comstock Holding Companies, Inc. (a)	4,017	24,062
Cricut, Inc. (a)(b)	10,162	283,520
Dixie Group, Inc. (a)	9,905	40,611
Dream Finders Homes, Inc. (b)	17,179	357,323
Flexsteel Industries, Inc.	3,070	107,204
Garmin Ltd.	106,649	18,602,785
GoPro, Inc. Class A (a)	70,308	700,971
Green Brick Partners, Inc. (a)	28,580	714,214
Helen of Troy Ltd. (a)	13,721	3,281,926
Hooker Furniture Corp.	6,220	193,815
iRobot Corp. (a)(b)	15,616	1,266,770
Koss Corp. (a)	4,327	79,400
Landsea Homes Corp. (a)	25,608	225,094
Legacy Housing Corp. (a)	11,580	226,968
LGI Homes, Inc. (a)	13,970	2,239,810
Lifetime Brands, Inc.	13,509	247,890
Live Ventures, Inc. (a)	1,095	49,067
Lovesac (a)	8,426	476,575
Nephros, Inc. (a)	3,085	25,328
Newell Brands, Inc.	235,512	5,984,360
Nova LifeStyle, Inc. (a)(b)	6,916	16,391
Purple Innovation, Inc. (a)	36,365	887,306
Snap One Holdings Corp. (a)	39,800	812,716
Sonos, Inc. (a)	69,375	2,756,269
Universal Electronics, Inc. (a)	7,603	384,104
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	109,052
VOXX International Corp. (a)	13,480	141,136
Vuzix Corp. (a)(b)	34,442	455,668
ZAGG, Inc. rights (a)(c)	14,972	1,347
		42,201,131
Internet & Direct Marketing Retail - 8.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,092	669,882
1stDibs.com, Inc.	20,166	328,907
Amazon.com, Inc. (a)	279,637	970,561,303
Baozun, Inc. sponsored ADR (a)	30,699	739,232
Betterware de Mexico SAPI de CV (a)	19,877	840,598
CarParts.com, Inc. (a)(b)	26,339	454,875
ContextLogic, Inc. (b)	281,208	2,027,510
D-MARKET Electronic Services & Trading ADR (b)	30,066	262,777
Dada Nexus Ltd. ADR (a)	43,014	1,018,572
Digital Brands Group, Inc. (b)	5,316	16,533
Duluth Holdings, Inc. (a)	13,890	216,128
eBay, Inc.	377,721	28,986,310
ECMOHO Ltd. ADR (a)(b)	46,854	31,167
Etsy, Inc. (a)	70,577	15,262,982
Future FinTech Group, Inc. (a)(b)	39,457	101,404
Global-e Online Ltd. (a)	78,865	6,227,180
Groupon, Inc. (a)(b)	15,919	394,314
iMedia Brands, Inc. (a)	9,667	57,615
iPower, Inc. (b)	15,837	81,561
JD.com, Inc. sponsored ADR (a)	447,494	35,155,129
Just Eat Takeaway.com NV ADR (a)(b)	95,424	1,729,083
Lands' End, Inc. (a)	18,511	626,597
Liquidity Services, Inc. (a)	20,910	510,204
MercadoLibre, Inc. (a)	27,672	51,676,076
Molecular Data, Inc. ADR (a)(b)	27,017	11,887
Moxian (BVI), Inc. (a)(b)	10,516	79,922
Newegg Commerce, Inc. (a)(b)	204,433	3,982,355
Oriental Culture Holding Ltd. (a)(b)	8,674	44,151
Overstock.com, Inc. (a)(b)	23,881	1,723,014
Ozon Holdings PLC ADR	30,966	1,630,050
PetMed Express, Inc. (b)	11,354	312,689
Pinduoduo, Inc. ADR (a)	210,111	21,015,302
Points International Ltd. (a)	12,126	221,178
Porch Group, Inc. Class A (a)(b)	57,115	1,142,300
Poshmark, Inc.	13,339	389,232
PubMatic, Inc. (b)	5,698	166,097
Qurate Retail, Inc.	1,734	19,109
Qurate Retail, Inc. Series A	232,908	2,568,975
Remark Holdings, Inc. (a)(b)	47,241	62,358
RumbleON, Inc. Class B (a)	1,718	59,185
Secoo Holding Ltd. ADR (a)(b)	8,591	17,096
Stamps.com, Inc. (a)	10,259	3,374,185
Stitch Fix, Inc. (a)	38,732	1,623,258
The RealReal, Inc. (a)	50,382	626,752
thredUP, Inc. (a)	8,263	158,402
Trxade Health, Inc. (a)(b)	15,392	82,809
Uxin Ltd. ADR (a)(b)	133,417	476,299
Waitr Holdings, Inc. (a)	61,095	80,034
Wunong Net Technology Co. Ltd. (b)	13,855	69,275
Xometry, Inc.	22,166	1,610,803
Yunji, Inc. ADR (a)(b)	27,988	22,111
		1,159,544,767
Leisure Products - 0.3%
American Outdoor Brands, Inc. (a)	7,566	210,562
AMMO, Inc.	66,715	490,355
BRP, Inc.	22,856	1,910,762
Clarus Corp.	17,613	477,136
Escalade, Inc.	7,721	178,355
Genius Brands International, Inc. (a)(b)	160,281	267,669
Hasbro, Inc.	75,952	7,466,841
JAKKS Pacific, Inc. (a)	7,383	109,711
Johnson Outdoors, Inc. Class A	5,547	636,740
Latham Group, Inc. (a)(b)	66,170	1,453,755
Malibu Boats, Inc. Class A (a)	11,640	833,424
MasterCraft Boat Holdings, Inc. (a)	12,347	307,934
Mattel, Inc. (a)	192,502	4,109,918
Peloton Interactive, Inc. Class A (a)	149,305	14,958,868
Smith & Wesson Brands, Inc.	30,266	730,319
Vinco Ventures, Inc. (a)(b)	25,848	210,661
Vision Marine Technologies, Inc. (b)	3,049	19,666
		34,372,676
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	128,527	11,636,835
Franchise Group, Inc.	22,084	766,977
Ollie's Bargain Outlet Holdings, Inc. (a)	36,387	2,633,691
Tuesday Morning Corp. (a)(b)	68,024	258,491
		15,295,994
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	51,233	2,268,085
America's Car Mart, Inc. (a)	3,745	484,341
Arko Corp. (a)	75,986	785,695
Bed Bath & Beyond, Inc. (a)(b)	61,018	1,680,436
Big 5 Sporting Goods Corp. (b)	11,818	328,540
Blink Charging Co. (a)(b)	23,316	756,138
CarLotz, Inc. Class A (a)(b)	60,458	248,482
Citi Trends, Inc. (a)	5,929	510,724
Conn's, Inc. (a)	16,366	402,604
DavidsTea, Inc. (a)(b)	19,290	72,723
EVgo, Inc. Class A (a)(b)	38,018	349,005
Five Below, Inc. (a)	31,290	6,658,825
GrowGeneration Corp. (a)(b)	32,415	1,036,956
Hibbett, Inc.	9,681	926,375
Jiuzi Holdings, Inc. (b)	11,628	38,372
JOANN, Inc. (b)	23,229	318,470
Kaixin Auto Holdings (a)(b)	69,320	214,892
Kirkland's, Inc. (a)(b)	7,395	141,392
Lazydays Holdings, Inc. (a)	6,139	150,835
Leslie's, Inc. (b)	104,964	2,531,732
LMP Automotive Holdings, Inc. (a)	5,510	94,497
Monro, Inc.	17,865	1,016,697
National Vision Holdings, Inc. (a)	45,468	2,727,171
O'Reilly Automotive, Inc. (a)	38,711	22,997,431
OneWater Marine, Inc. Class A	5,957	241,199
Petco Health & Wellness Co., Inc. (b)	125,762	2,707,656
Rent-A-Center, Inc.	36,954	2,331,058
Ross Stores, Inc.	198,316	23,480,614
Shift Technologies, Inc. Class A (a)(b)	47,485	353,288
Shoe Carnival, Inc.	16,794	642,874
Sleep Number Corp. (a)	14,174	1,311,237
Smart Share Global Ltd. ADR (a)(b)	7,345	21,080
Sportsman's Warehouse Holdings, Inc. (a)	25,040	444,210
The Children's Place Retail Stores, Inc. (a)	8,107	704,012
The ODP Corp. (a)	30,281	1,428,355
Tile Shop Holdings, Inc. (a)	26,904	210,389
Tractor Supply Co.	63,967	12,425,590
TravelCenters of America LLC (a)	8,015	336,390
Ulta Beauty, Inc. (a)	30,471	11,801,723
Urban Outfitters, Inc. (a)	54,234	1,790,807
Vroom, Inc. (a)(b)	76,157	2,045,577
Winmark Corp.	2,110	442,319
Zumiez, Inc. (a)	14,145	568,488
		110,027,284
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	62,949
Columbia Sportswear Co.	36,791	3,753,050
Crocs, Inc. (a)	36,419	5,201,362
Crown Crafts, Inc.	9,628	72,114
Ever-Glory International Group, Inc. (a)	13,112	40,647
Fossil Group, Inc. (a)	29,540	395,836
G-III Apparel Group Ltd. (a)	27,453	849,121
Lakeland Industries, Inc. (a)	4,176	99,681
lululemon athletica, Inc. (a)	69,493	27,809,014
Naked Brand Group, Inc. (a)(b)	470,216	330,374
PLBY Group, Inc. (a)	18,362	456,296
Rocky Brands, Inc.	4,879	242,389
Sequential Brands Group, Inc. (a)(b)	1,677	8,603
Steven Madden Ltd.	45,830	1,854,740
Superior Group of Companies, Inc.	9,905	236,135
Vera Bradley, Inc. (a)	17,686	202,682
		41,614,993
TOTAL CONSUMER DISCRETIONARY		2,176,430,522
CONSUMER STAPLES - 3.3%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)	46,022	86,061
Celsius Holdings, Inc. (a)	40,284	3,293,620
Coca-Cola Bottling Co. Consolidated	3,834	1,557,217
Eastside Distilling, Inc. (a)	6,163	18,242
Keurig Dr. Pepper, Inc.	786,227	28,044,717
MGP Ingredients, Inc. (b)	11,606	757,872
Monster Beverage Corp. (a)	293,796	28,665,676
National Beverage Corp. (b)	52,067	2,423,719
Newage, Inc. (a)(b)	70,268	123,672
PepsiCo, Inc.	766,982	119,948,315
REED'S, Inc. (a)(b)	38,061	25,444
Vintage Wine Estates, Inc. (a)(b)	37,368	378,164
Willamette Valley Vineyards, Inc. (a)	1,065	13,440
		185,336,159
Food & Staples Retailing - 1.1%
111, Inc. ADR (a)(b)	22,067	135,712
Andersons, Inc.	20,649	627,317
BIMI International Medical, Inc. (a)(b)	17,839	14,805
Bit Brother Ltd. (a)(b)	15,078	15,229
Casey's General Stores, Inc.	20,433	4,179,774
Chefs' Warehouse Holdings (a)	21,604	653,089
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	47,150	33,005
Costco Wholesale Corp.	245,523	111,833,271
G Willi-Food International Ltd. (a)	5,646	127,317
Grocery Outlet Holding Corp. (a)	52,534	1,367,460
HF Foods Group, Inc. (a)	38,952	229,038
iFresh, Inc. (a)	18,845	22,049
Ingles Markets, Inc. Class A	8,837	599,944
MedAvail Holdings, Inc. (a)(b)	17,470	58,350
Missfresh Ltd. ADR (b)	7,390	31,629
PriceSmart, Inc.	17,300	1,463,753
SpartanNash Co.	22,023	473,495
Sprouts Farmers Market LLC (a)	62,788	1,563,421
Village Super Market, Inc. Class A	6,605	147,886
Walgreens Boots Alliance, Inc.	478,272	24,272,304
		147,848,848
Food Products - 0.8%
Alico, Inc.	5,485	204,755
AppHarvest, Inc. (a)(b)	57,171	480,236
Arcadia Biosciences, Inc. (a)	3,696	8,944
Beyond Meat, Inc. (a)(b)	35,278	4,220,660
Bioceres Crop Solutions Corp. (a)(b)	21,277	297,665
Bridgford Foods Corp. (a)(b)	3,580	46,361
Cal-Maine Foods, Inc. (a)(b)	24,897	900,276
Calavo Growers, Inc.	8,985	421,576
China Xiangtai Food Co. Ltd. (a)(b)	30,160	33,478
Farmer Brothers Co. (a)	13,797	102,098
Farmmi, Inc. (a)	104,235	41,809
Freshpet, Inc. (a)	24,136	3,092,787
Hostess Brands, Inc. Class A (a)(b)	69,302	1,106,060
J&J Snack Foods Corp. (b)	10,693	1,751,086
John B. Sanfilippo & Son, Inc.	5,270	447,897
Lancaster Colony Corp.	15,197	2,693,516
Landec Corp. (a)	22,245	240,913
Lifeway Foods, Inc. (a)	9,131	50,221
Limoneira Co.	11,551	190,014
MamaMancini's Holdings, Inc. (a)	12,805	32,781
MeaTech 3D Ltd. ADR (b)	1,525	8,693
Mission Produce, Inc. (b)	38,524	798,988
Mondelez International, Inc.	777,506	48,259,797
Nuzee, Inc. (a)(b)	6,728	17,762
Oatly Group AB ADR (a)(b)	46,775	852,241
Origin Agritech Ltd. (a)(b)	3,770	34,420
Pilgrim's Pride Corp. (a)	134,622	3,747,876
Pingtan Marine Enterprise Ltd. (a)	41,107	27,131
RiceBran Technologies (a)	20,420	15,519
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	13,092
S&W Seed Co. (a)	18,677	52,109
Sanderson Farms, Inc.	12,122	2,381,973
Seneca Foods Corp. Class A (a)	5,752	281,675
Stryve Foods, Inc. (a)(b)	4,060	30,612
SunOpta, Inc. (a)(b)	57,829	545,327
Tattooed Chef, Inc. (a)(b)	46,113	976,212
TDH Holdings, Inc. (a)	27,024	58,642
The Hain Celestial Group, Inc. (a)	56,167	2,101,207
The Kraft Heinz Co.	677,222	24,373,220
The Simply Good Foods Co. (a)	53,130	1,892,491
Village Farms International, Inc. (a)(b)	44,891	433,647
Vital Farms, Inc. (a)(b)	21,832	392,539
Whole Earth Brands, Inc. Class A (a)	19,675	246,725
		103,905,031
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,261,184
Ocean Bio-Chem, Inc.	6,206	60,384
Reynolds Consumer Products, Inc.	120,924	3,419,731
WD-40 Co. (b)	7,704	1,846,110
		6,587,409
Personal Products - 0.0%
DSwiss, Inc. (c)(d)	7,648	0
Flora Growth Corp. (b)	20,412	190,444
Grove, Inc. (b)	5,359	28,858
Guardion Health Sciences, Inc. (a)(b)	26,340	32,662
Happiness Biotech Group Ltd. (b)	6,115	6,727
Inter Parfums, Inc.	18,677	1,354,830
Jowell Global Ltd. (a)(b)	11,744	62,948
Jupiter Wellness, Inc. (a)(b)	6,237	11,227
Lifemd, Inc. (a)(b)	13,704	107,988
LifeVantage Corp. (a)	7,378	57,327
Mannatech, Inc.	1,514	50,416
Natural Alternatives International, Inc. (a)	4,379	68,925
Natural Health Trends Corp.	6,237	41,663
Nature's Sunshine Products, Inc.	13,052	223,450
Neptune Technologies & Bioressources, Inc. (a)(b)	82,709	53,935
Shineco, Inc. (a)(b)	3,572	33,791
Summer Infant, Inc. (a)(b)	1,330	11,850
The Beauty Health Co. (a)	72,721	1,869,657
The Honest Co., Inc. (b)	49,853	507,504
United-Guardian, Inc.	2,521	38,597
Veru, Inc. (a)	43,597	388,885
		5,141,684
Tobacco - 0.0%
22nd Century Group, Inc. (a)	75,999	271,316
TOTAL CONSUMER STAPLES		449,090,447
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Championx Corp. (a)	108,000	2,519,640
CSI Compressco LP	45,237	53,832
Dawson Geophysical Co. (a)	26,712	51,554
DMC Global, Inc. (a)	9,930	398,888
ENGlobal Corp. (a)(b)	17,757	38,178
Geospace Technologies Corp. (a)	17,265	168,334
Gulf Island Fabrication, Inc. (a)	18,749	82,121
KLX Energy Services Holdings, Inc. (a)	7,083	45,048
Mammoth Energy Services, Inc. (a)	30,249	105,569
MIND Technology, Inc. (a)	6,775	13,753
NCS Multistage Holdings, Inc. (a)	2,198	51,323
Patterson-UTI Energy, Inc.	107,721	835,915
Profire Energy, Inc. (a)	47,414	53,104
Recon Technology Ltd. (a)(b)	15,122	47,483
Smart Sand, Inc. (a)	20,180	49,239
U.S. Well Services, Inc. (a)(b)	57,284	46,904
Weatherford International PLC (a)	38,962	614,041
		5,174,926
Oil, Gas & Consumable Fuels - 0.3%
Aemetis, Inc. (a)(b)	18,211	202,506
Alliance Resource Partners LP	67,798	587,131
Alto Ingredients, Inc. (a)(b)	38,730	197,136
Altus Midstream Co.	3,519	229,368
American Resources Corp. (a)(b)	31,218	69,928
Amplify Energy Corp. warrants 5/4/22 (a)	717	22
APA Corp.	209,209	4,075,391
Berry Corp. (b)	61,915	371,490
Blueknight Energy Partners LP	36,546	119,871
Brooge Energy Ltd. (a)(b)	37,918	318,511
Calumet Specialty Products Partners LP (a)	49,250	340,318
Centennial Resource Development, Inc. Class A (a)(b)	148,568	757,697
Chesapeake Energy Corp.	54,200	3,024,902
Clean Energy Fuels Corp. (a)(b)	121,128	960,545
Diamondback Energy, Inc.	100,303	7,737,373
Dorchester Minerals LP	21,696	360,154
Ecoark Holdings, Inc. (a)	4,683	21,365
Epsilon Energy Ltd. (a)	2,419	12,361
Extraction Oil & Gas, Inc. (a)	13,352	607,917
Falcon Minerals Corp.	44,617	198,099
Gevo, Inc. (a)(b)	109,249	680,621
Golar LNG Ltd. (a)	58,331	656,224
Green Plains Partners LP	18,721	248,615
Green Plains, Inc. (a)(b)	23,663	830,571
Hallador Energy Co. (a)	39,386	92,951
HighPeak Energy, Inc.	51,002	493,189
Lightbridge Corp. (a)(b)	12,328	77,420
Marine Petroleum Trust	339	1,512
Martin Midstream Partners LP	33,068	102,841
Meta Materials, Inc. (a)	152,962	711,273
National Energy Services Reunited Corp. (a)	46,953	532,917
New Fortress Energy, Inc.	114,689	3,368,416
Nextdecade Corp. (a)	77,128	256,065
Oasis Midstream Partners LP	26,139	554,147
Oasis Petroleum, Inc.	10,731	929,197
PDC Energy, Inc.	53,812	2,246,651
Penn Virginia Corp. (a)	7,894	163,406
Plains All American Pipeline LP	394,723	3,682,766
Plains GP Holdings LP Class A	107,827	1,052,392
PrimeEnergy Corp. (a)	938	46,975
Rattler Midstream LP	28,222	307,620
Renewable Energy Group, Inc. (a)	26,866	1,300,852
Stabilis Solutions, Inc. (a)	3,378	23,410
StealthGas, Inc. (a)(b)	39,172	106,548
Tellurian, Inc. (a)(b)	247,025	788,010
Top Ships, Inc. (a)(b)	40,167	50,209
TORM PLC (b)	42,268	332,226
TransGlobe Energy Corp. (a)	84,684	153,278
U.S. Energy Corp. (a)(b)	15,098	60,241
Uranium Royalty Corp. (a)(b)	39,652	114,198
Vertex Energy, Inc. (a)	32,871	247,847
Viper Energy Partners LP	33,309	616,883
		41,021,556
TOTAL ENERGY		46,196,482
FINANCIALS - 4.6%
Banks - 1.6%
1st Constitution Bancorp	6,490	145,441
1st Source Corp.	12,820	602,540
ACNB Corp.	4,529	130,480
Allegiance Bancshares, Inc.	13,633	506,739
Altabancorp	10,530	437,206
Amalgamated Financial Corp.	18,900	293,895
Amerant Bancorp, Inc. Class A (a)	21,076	559,989
American National Bankshares, Inc.	6,531	223,230
Ameris Bancorp	37,718	1,857,234
Ames National Corp.	6,067	142,028
Arrow Financial Corp.	9,726	358,403
Atlantic Capital Bancshares, Inc. (a)	11,226	272,006
Atlantic Union Bankshares Corp.	43,652	1,615,124
Auburn National Bancorp., Inc.	551	18,927
BancFirst Corp.	18,889	1,068,362
Bancorp, Inc., Delaware (a)	35,449	874,172
Bank First National Corp.	3,233	229,543
Bank of Commerce Holdings	11,306	161,224
Bank of Marin Bancorp	11,894	430,563
Bank OZK	70,392	2,986,733
Bank7 Corp.	2,512	57,022
BankFinancial Corp.	14,628	169,685
Bankwell Financial Group, Inc.	4,285	128,936
Banner Corp.	18,237	1,043,156
BayCom Corp. (a)	3,947	68,323
BCB Bancorp, Inc.	9,394	139,689
BOK Financial Corp.	38,544	3,393,799
Brookline Bancorp, Inc., Delaware	42,470	635,776
Bryn Mawr Bank Corp.	10,749	438,559
Business First Bancshares, Inc.	8,715	208,463
C & F Financial Corp.	2,765	148,038
California Bancorp, Inc. (a)	2,203	38,222
Cambridge Bancorp	2,788	239,043
Camden National Corp.	8,189	382,181
Capital Bancorp, Inc.	5,877	139,402
Capital City Bank Group, Inc.	16,718	387,690
Capstar Financial Holdings, Inc.	13,933	293,150
Carter Bankshares, Inc. (a)	17,756	216,446
Cathay General Bancorp	45,999	1,829,840
CB Financial Services, Inc.	591	13,711
CBTX, Inc.	13,467	366,572
Central Valley Community Bancorp	8,707	189,290
Century Bancorp, Inc. Class A (non-vtg.)	2,504	286,282
Chemung Financial Corp.	4,490	208,695
ChoiceOne Financial Services, Inc.	2,947	72,290
Citizens & Northern Corp.	4,121	103,396
Citizens Community Bancorp, Inc.	6,202	86,580
Citizens Holding Co.	2,179	38,677
City Holding Co.	8,728	679,911
Civista Bancshares, Inc.	12,037	283,110
CNB Financial Corp., Pennsylvania	11,686	287,242
Coastal Financial Corp. of Washington (a)	5,404	158,715
Codorus Valley Bancorp, Inc.	7,465	165,350
Colony Bankcorp, Inc.	7,282	135,372
Columbia Banking Systems, Inc.	39,869	1,449,637
Commerce Bancshares, Inc.	65,883	4,659,246
Community Bankers Trust Corp.	16,444	184,337
Community Financial Corp.	4,047	144,721
Community Trust Bancorp, Inc.	8,039	334,905
ConnectOne Bancorp, Inc.	23,646	676,512
Cortland Bancorp	704	19,001
County Bancorp, Inc.	4,222	153,427
CrossFirst Bankshares, Inc. (a)	26,193	346,271
CVB Financial Corp.	76,652	1,560,635
Dime Community Bancshares, Inc.	25,727	848,991
Eagle Bancorp Montana, Inc.	2,880	63,763
Eagle Bancorp, Inc.	17,724	1,022,675
East West Bancorp, Inc.	79,134	5,803,688
Eastern Bankshares, Inc.	100,469	1,987,277
Enterprise Bancorp, Inc.	7,478	252,383
Enterprise Financial Services Corp.	22,406	1,006,253
Equity Bancshares, Inc. (a)	7,783	249,679
Esquire Financial Holdings, Inc. (a)	2,459	63,934
Farmers & Merchants Bancorp, Inc.	7,012	159,593
Farmers National Banc Corp.	17,538	273,593
Fidelity D & D Bancorp, Inc. (b)	2,330	125,704
Fifth Third Bancorp	384,031	14,923,445
Financial Institutions, Inc.	9,689	307,723
First Bancorp, North Carolina	17,557	733,180
First Bancshares, Inc.	9,721	393,895
First Bank Hamilton New Jersey	14,532	193,566
First Busey Corp.	27,899	661,206
First Business Finance Services, Inc.	4,740	134,332
First Capital, Inc.	2,233	94,679
First Citizens Bancshares, Inc. (b)	4,841	4,345,766
First Community Bankshares, Inc.	10,669	333,300
First Community Corp.	3,875	78,934
First Financial Bancorp, Ohio	55,952	1,315,432
First Financial Bankshares, Inc.	80,098	3,814,267
First Financial Corp., Indiana	8,773	354,692
First Financial Northwest, Inc.	10,995	179,109
First Foundation, Inc.	27,783	667,625
First Guaranty Bancshares, Inc. (b)	7,321	138,953
First Hawaiian, Inc.	72,880	2,034,081
First Internet Bancorp	8,345	248,013
First Interstate Bancsystem, Inc.	23,864	1,051,448
First Merchants Corp.	29,303	1,205,818
First Mid-Illinois Bancshares, Inc.	11,244	459,880
First Midwest Bancorp, Inc., Delaware	61,314	1,148,411
First Northwest Bancorp	7,546	142,167
First of Long Island Corp.	15,039	318,827
First Savings Financial Group, Inc.	927	80,668
First U.S. Bancshares, Inc.	3,641	39,141
First Western Financial, Inc. (a)	2,387	64,592
Five Star Bancorp	8,691	207,541
Flushing Financial Corp.	19,436	445,667
FNCM Bancorp, Inc.	3,698	28,955
Franklin Financial Services Corp.	854	27,080
Fulton Financial Corp.	91,810	1,455,189
FVCBankcorp, Inc. (a)	5,834	115,397
German American Bancorp, Inc.	16,332	610,164
Glacier Bancorp, Inc.	53,714	2,860,808
Great Southern Bancorp, Inc.	7,786	424,103
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	315,725
Guaranty Bancshares, Inc. Texas	8,980	308,194
Hancock Whitney Corp.	50,242	2,309,122
Hanmi Financial Corp.	18,233	351,532
HarborOne Bancorp, Inc.	36,797	519,942
Hawthorn Bancshares, Inc.	2,756	63,002
HBT Financial, Inc.	16,600	271,410
Heartland Financial U.S.A., Inc.	20,061	943,469
Heritage Commerce Corp.	41,991	473,239
Heritage Financial Corp., Washington	21,942	558,424
Home Bancshares, Inc.	93,540	2,071,911
HomeTrust Bancshares, Inc.	11,346	315,646
Hope Bancorp, Inc.	64,741	892,778
Horizon Bancorp, Inc. Indiana	24,746	441,716
Howard Bancorp, Inc. (a)	11,970	238,203
Huntington Bancshares, Inc.	811,939	12,609,413
Independent Bank Corp.	10,908	228,414
Independent Bank Corp., Massachusetts	19,311	1,481,154
Independent Bank Group, Inc.	23,847	1,679,544
International Bancshares Corp.	38,873	1,628,001
Investar Holding Corp.	8,715	196,000
Investors Bancorp, Inc.	139,317	1,993,626
Lakeland Bancorp, Inc.	23,940	404,107
Lakeland Financial Corp. (b)	13,946	926,154
Landmark Bancorp, Inc.	2,780	76,950
LCNB Corp.	12,147	212,330
Level One Bancorp, Inc.	2,843	76,306
Limestone Bancorp, Inc. (a)	621	10,743
Live Oak Bancshares, Inc.	24,006	1,469,407
Macatawa Bank Corp.	20,908	171,655
Mackinac Financial Corp.	2,951	62,443
Mainstreet Bancshares, Inc. (a)	1,715	40,045
Mercantile Bank Corp.	10,866	339,019
Meridian Bank/Malvern, PA	1,866	54,655
Metrocity Bankshares, Inc.	10,365	214,659
Mid Penn Bancorp, Inc.	6,154	163,635
Middlefield Banc Corp.	1,133	26,965
Midland States Bancorp, Inc.	11,372	287,712
MidWestOne Financial Group, Inc.	11,723	344,187
MVB Financial Corp.	5,314	210,116
National Bankshares, Inc.	4,034	149,097
NBT Bancorp, Inc.	24,469	877,458
Nicolet Bankshares, Inc. (a)	4,707	359,662
Northeast Bank	7,547	247,089
Northrim Bancorp, Inc.	5,057	212,242
Norwood Financial Corp.	3,432	87,516
Oak Valley Bancorp Oakdale California	5,385	93,968
OceanFirst Financial Corp.	33,684	716,122
Old National Bancorp, Indiana	81,738	1,361,755
Old Point Financial Corp.	2,955	65,926
Old Second Bancorp, Inc.	19,988	235,059
OptimumBank Holdings, Inc. (a)	3,813	19,103
Orange County Bancorp, Inc.	1,054	36,616
Origin Bancorp, Inc.	13,756	566,059
Orrstown Financial Services, Inc.	7,486	178,616
Pacific Mercantile Bancorp (a)	11,962	105,385
Pacific Premier Bancorp, Inc.	54,299	2,169,788
PacWest Bancorp	66,795	2,842,127
Parke Bancorp, Inc.	4,103	84,194
Partners Bancorp	4,331	37,723
Patriot National Bancorp, Inc. (a)	1,781	16,314
PCB Bancorp	9,838	187,119
Peapack-Gladstone Financial Corp.	10,114	336,897
Penns Woods Bancorp, Inc.	4,912	116,562
Peoples Bancorp of North Carolina	3,497	98,615
Peoples Bancorp, Inc.	10,652	332,768
Peoples Financial Services Corp.	4,449	205,054
Peoples United Financial, Inc.	234,146	3,847,019
Pinnacle Financial Partners, Inc.	41,330	4,005,704
Plumas Bancorp	1,220	39,357
Popular, Inc.	43,488	3,302,479
Preferred Bank, Los Angeles	7,653	488,950
Premier Financial Bancorp, Inc.	13,603	244,990
Primis Financial Corp.	16,511	247,500
Professional Holdings Corp. (A Shares) (a)	5,287	101,775
QCR Holdings, Inc.	7,969	413,990
RBB Bancorp	8,755	225,354
Red River Bancshares, Inc.	3,386	169,842
Reliant Bancorp, Inc.	8,809	255,461
Renasant Corp.	30,122	1,057,282
Republic Bancorp, Inc., Kentucky Class A	10,388	520,750
Republic First Bancorp, Inc. (a)	49,587	165,621
Richmond Mutual Bancorp., Inc.	1,852	28,299
Riverview Financial Corp. (a)	3,779	46,822
S&T Bancorp, Inc.	26,065	776,737
Salisbury Bancorp, Inc.	1,630	83,521
Sandy Spring Bancorp, Inc.	26,534	1,156,086
SB Financial Group, Inc.	4,486	81,959
Seacoast Banking Corp., Florida	34,186	1,091,901
Select Bancorp, Inc. (a)	8,656	143,343
Shore Bancshares, Inc.	9,065	160,451
Sierra Bancorp	9,675	245,939
Signature Bank	31,966	8,289,743
Simmons First National Corp. Class A	59,561	1,730,247
SmartFinancial, Inc.	10,154	253,647
Sound Financial Bancorp, Inc.	1,189	51,733
South Plains Financial, Inc.	6,245	144,884
South State Corp.	39,778	2,727,975
Southern First Bancshares, Inc. (a)	4,670	238,077
Southern States Bancshares, Inc.	3,439	66,548
Southside Bancshares, Inc.	16,588	625,202
Spirit of Texas Bancshares, Inc.	8,516	201,403
Stock Yards Bancorp, Inc.	13,953	719,696
Summit Financial Group, Inc.	11,557	276,675
Summit State Bank	3,403	52,066
SVB Financial Group (a)	30,902	17,289,669
Texas Capital Bancshares, Inc. (a)	28,839	1,960,764
The Bank of Princeton	4,666	142,313
The First Bancorp, Inc.	6,787	201,506
TowneBank	42,448	1,293,391
Trico Bancshares	18,864	746,071
TriState Capital Holdings, Inc. (a)	23,090	466,649
Triumph Bancorp, Inc. (a)	13,714	1,127,565
Trustmark Corp. (b)	33,488	1,058,891
U.S. Century Bank	1,684	22,127
UMB Financial Corp.	26,643	2,439,966
Umpqua Holdings Corp.	122,454	2,384,179
Union Bankshares, Inc.	2,283	75,681
United Bancshares, Inc.	546	16,271
United Bankshares, Inc., West Virginia	73,482	2,669,601
United Community Bank, Inc.	49,335	1,488,437
United Security Bancshares, California	1,456	11,939
Unity Bancorp, Inc.	6,284	143,589
Univest Corp. of Pennsylvania	13,955	377,901
Valley National Bancorp	208,971	2,724,982
Veritex Holdings, Inc.	24,936	895,950
Virginia National Bank Corp. (b)	1,549	57,933
Washington Trust Bancorp, Inc.	8,141	433,590
WesBanco, Inc.	35,638	1,211,692
West Bancorp., Inc.	9,814	300,210
Westamerica Bancorp.	15,600	885,144
Wintrust Financial Corp.	31,710	2,373,176
Zions Bancorp NA	90,451	5,237,113
		218,006,446
Capital Markets - 1.7%
ABG Acquisition Corp. I Class A (a)	6,871	66,649
ACON S2 Acquisition Corp. Class A (a)	26,683	264,695
AGM Group Holdings, Inc. (a)(b)	12,918	123,496
Alberton Acquisition Corp. (a)(b)	2,725	30,684
Alkuri Global Acquisition Corp. (a)(b)	71,038	704,697
Alpha Capital Acquisition Co. (a)	280	2,716
ARYA Sciences Acquisition Corp. IV Class A (a)	7,820	77,183
ARYA Sciences Acquisition Corp. V	1,998	19,680
B. Riley Financial, Inc.	15,733	1,031,141
Benessere Capital Acquisition Corp. (a)	9,179	92,065
BGC Partners, Inc. Class A	186,493	960,439
Blucora, Inc. (a)	30,712	503,984
Blue Water Acquisition Corp. Class A (a)(b)	2,415	17,122
CA Healthcare Acquisition Corp. Class A (a)(b)	24,829	246,055
Capital Southwest Corp.	11,251	294,776
Carlyle Group LP	197,098	9,732,699
Cartesian Growth Corp. Class A (a)	4,132	39,791
Centricus Acquisition Corp. Class A (a)	11,589	115,311
CF Acquisition Corp. V Class A (a)(b)	49,366	483,787
CF Acquisition Corp. VI (a)	8,062	78,363
China Finance Online Co. Ltd. ADR (a)(b)	4,821	21,502
Clarim Acquisition Corp. Class A (a)	1,036	10,049
CME Group, Inc.	199,459	40,234,869
Coinbase Global, Inc. (a)(b)	83,630	21,660,170
Colicity, Inc. (a)	2,050	19,762
CONX Corp. Class A (a)	38,362	374,030
Cowen Group, Inc. Class A (b)	16,234	585,073
Crescent Capital BDC, Inc. (b)	12,883	239,366
Decarbonization Plus Acquisition Corp. II Class A (a)(b)	72,977	719,553
Deep Lake Capital Acquisition Corp. Class A (a)	16,837	162,982
Diamond Hill Investment Group, Inc.	1,539	281,683
Diginex Ltd. (a)(b)	19,237	100,032
Dragoneer Growth Opportunities Corp. II (a)	37,384	370,102
ECP Environmental Growth Opportunities Corp. Class A (a)(b)	22,493	222,006
Fintech Acquisition Corp. V (a)(b)	13,427	136,687
Focus Financial Partners, Inc. Class A (a)	33,215	1,723,194
Forum Merger IV Corp. (a)	4,724	46,059
Freedom Holding Corp. (a)(b)	33,046	2,129,154
Frontier Acquisition Corp. (a)	3,304	32,049
FS Development Corp. II Class A (a)	8,828	87,309
FTAC Parnassus Acquisition Corp. Class A (a)	2,012	19,496
Futu Holdings Ltd. ADR (a)(b)	39,018	3,714,123
GCM Grosvenor, Inc. Class A (b)	32,247	358,587
Glass Houses Acquisition Corp. Class A (a)	7,190	69,168
Golden Arrow Merger Corp. Class A (a)	6,965	66,934
Goldenbridge Acquisition Ltd. (a)	7,095	69,744
Gores Holdings VIII, Inc. Class A (a)	7,363	71,789
Gores Technology Partners II, Inc. Class A (a)	16,195	159,035
Gores Technology Partners, Inc. Class A (a)	10,141	99,483
Greenpro Capital Corp. (a)(b)	37,552	35,949
Hamilton Lane, Inc. Class A	20,108	1,730,696
Hennessy Advisors, Inc. (b)	4,729	48,236
Heritage Global, Inc. (a)	28,350	58,401
Horizon Technology Finance Corp.	7,992	135,784
Hudson Executive Investment Corp. III Class A (a)	9,896	95,991
Hywin Holdings Ltd. ADR (a)(b)	6,913	47,423
IG Acquisition Corp. Class A (a)	37,819	368,357
Interactive Brokers Group, Inc.	51,234	3,311,766
Investcorp Credit Management BDC, Inc.	16,938	90,110
Isleworth Healthcare Acquisition Corp. (a)	18,688	182,769
Itiquira Acquisition Corp. Class A (a)	7,119	68,627
JOFF Fintech Acquisition Corp. Class A (a)	25,456	246,414
Kairos Acquisition Corp. Class A (a)	21,022	204,124
Kernel Group Holdings, Inc. (a)	20,223	196,163
Khosla Ventures Acquisition Co. (a)	65,183	643,356
KINS Technology Group, Inc. Class A (a)	19,289	191,347
Kismet Acquisition Two Corp. (a)	3,808	37,052
KL Acquisition Corp. Class A (a)(b)	17,087	164,548
Lion Group Holding Ltd. ADR (a)(b)	11,889	16,526
Logan Ridge Finance Corp. (a)(b)	3,628	97,230
LPL Financial	44,601	6,594,258
MarketAxess Holdings, Inc.	21,153	10,067,136
MarketWise, Inc. Class A (a)	6,007	54,183
Model Performance Acquisition Corp. (a)	2,807	27,705
Morningstar, Inc.	24,152	6,472,494
NASDAQ, Inc.	91,097	17,834,971
New Mountain Finance Corp.	57,266	765,646
Newtek Business Services Corp.	13,878	402,740
North Mountain Merger Corp. Class A (a)	6,334	61,566
Northern Trust Corp.	115,180	13,651,134
Open Lending Corp. (a)	70,944	2,622,800
Panacea Acquisition Corp. II (a)	10,372	101,957
Patria Investments Ltd.	29,248	482,007
Perella Weinberg Partners Class A (b)	23,081	322,442
Petra Acquisition, Inc. (a)	1,542	15,497
PhenixFIN Corp. (a)	762	31,341
Pine Technology Acquisition Corp. Class A (a)	9,264	89,212
Pioneer Merger Corp. Class A (a)(b)	77,380	765,288
Poema Global Holdings Corp. Class A (a)	23,438	226,411
Progress Acquisition Corp. Class A (a)	1,598	15,581
Puhui Wealth Investment Management Co. Ltd. (a)	11,943	37,023
Puyi, Inc. ADR (a)(b)	12,308	60,186
Qell Acquisition Corp. (a)(b)	25,933	258,811
Recharge Acquisition Corp. Class A (a)	2,636	25,886
Reinvent Technology Partners Y (a)(b)	73,940	728,309
Robinhood Markets, Inc. (a)(b)	398,663	17,668,744
ScION Tech Growth II Class A (a)	1,027	9,921
SEI Investments Co.	79,812	5,012,992
Senior Connect Acquisition Corp. I Class A (a)	42,992	417,022
Siebert Financial Corp. (a)(b)	23,323	88,861
SilverBox Engaged Merger Corp. I Class A (a)	3,357	32,294
Silvercrest Asset Management Group Class A	8,360	135,766
StepStone Group, Inc. Class A	22,355	1,070,134
StoneX Group, Inc. (a)	10,694	745,265
SVF Investment Corp. 2 (a)	23,010	224,348
SVF Investment Corp. 3 (a)	27,183	264,762
T. Rowe Price Group, Inc.	125,997	28,206,948
TCV Acquisition Corp. Class A (a)	33,198	322,021
Tio Tech A Class A (a)	4,557	43,884
Tradeweb Markets, Inc. Class A	58,618	5,100,352
Trinity Capital, Inc. (b)	14,443	231,088
Twelve Seas Investment Co. II (a)	5,495	53,192
U.S. Global Investors, Inc. Class A	8,407	53,132
Up Fintech Holdings Ltd. ADR (a)(b)	56,358	776,613
Value Line, Inc.	5,984	219,314
Velocity Acquisition Corp. Class A (a)(b)	6,129	60,125
Victory Capital Holdings, Inc.	7,768	272,113
Vinci Partners Investments Ltd. (b)	27,294	386,210
Virtu Financial, Inc. Class A (b)	68,133	1,667,896
Virtus Investment Partners, Inc.	4,472	1,398,394
VPC Impact Acquisition Holding Class A (a)	15,369	153,536
WisdomTree Investments, Inc.	91,436	576,961
XP, Inc. Class A (a)	210,387	10,235,328
		233,781,992
Consumer Finance - 0.3%
360 DigiTech, Inc. ADR (a)	69,669	1,588,453
7GC & Co. Holdings, Inc. Class A (a)	16,089	156,868
Atlanticus Holdings Corp. (a)	9,306	597,445
Consumer Portfolio Services, Inc. (a)	14,707	84,124
Credit Acceptance Corp. (a)(b)	9,385	5,440,297
Encore Capital Group, Inc. (a)(b)	18,287	899,903
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	199,286
First Cash Financial Services, Inc.	22,700	1,945,163
Jiayin Group, Inc. ADR (a)(b)	5,761	26,213
Katapult Holdings, Inc. (a)(b)	61,415	297,556
LendingTree, Inc. (a)	7,302	1,216,732
LexinFintech Holdings Ltd. ADR (a)	76,070	529,447
Medallion Financial Corp. (a)	10,141	86,503
Mogo, Inc. (a)(b)	17,146	90,531
Navient Corp.	99,396	2,306,981
Nicholas Financial, Inc. (a)	5,880	68,090
Oportun Financial Corp. (a)	16,861	425,740
Pintec Technology Holdings Ltd. ADR (a)(b)	7,937	7,737
PRA Group, Inc. (a)	24,555	1,031,310
Senmiao Technology Ltd. (a)(b)	16,727	10,086
Sentage Holdings, Inc.	8,101	39,128
SLM Corp.	179,026	3,356,738
SoFi Technologies, Inc. (a)(b)	455,496	6,458,933
Upstart Holdings, Inc.	42,746	9,793,964
World Acceptance Corp. (a)	3,875	735,746
		37,392,974
Diversified Financial Services - 0.3%
26 Capital Acquisition Corp. Class A (a)	23,758	230,215
5:01 Acquisition Corp. (a)	400	3,916
890 5th Avenue Partners, Inc. Class A (a)	19,812	196,337
A-Mark Precious Metals, Inc.	6,088	295,329
ACE Convergence Acquisition Corp. Class A (a)	18,248	180,108
Ace Global Business Acquisition Ltd. (a)(b)	1,698	17,065
Aequi Acquisition Corp. Class A (a)	15,324	148,796
AEye, Inc. Class A (a)(b)	33,414	310,082
AF Acquisition Corp. Class A (a)	1,336	12,866
Agba Acquisition Ltd. (a)	972	10,517
Agile Growth Corp. Class A (a)	3,359	32,347
AgileThought, Inc. Class A (a)(b)	3,618	45,587
Alerus Financial Corp.	7,551	225,473
Altimeter Growth Corp. (a)(b)	60,554	650,956
Altitude Acquisition Corp. Class A (a)	25,814	252,719
American Acquisition Opportunity, Inc. Class A (a)	2,024	19,997
Amplitude Healthcare Acquisition Corp. Class A (a)	696	6,939
Anzu Special Acquisition Corp. I Class A (a)	3,388	32,762
ArcLight Clean Transition Corp. II (a)	1,015	9,795
Aries I Acquisition Corp. Class A (a)	2,039	19,880
Arrowroot Acquisition Corp. Class A (a)	9,676	93,373
Astrea Acquisition Corp. Class A (a)	2,075	20,294
Athlon Acquisition Corp. (a)	19,024	184,723
Atlantic Coastal Acquisition Corp. Class A (a)	3,175	30,734
Aurora Acquisition Corp. Class A (a)	11,702	116,552
Authentic Equity Acquisition Corp. (a)(b)	2,062	20,311
B. Riley Principal 150 Merger Corp. Class A (a)	5,102	49,336
B. Riley Principal 250 Merger Corp. (a)	2,066	19,978
BCLS Acquisition Corp. (a)	6,186	61,118
Better World Acquisition Corp. (a)	2,478	24,904
Big Cypress Acquisition Corp. (a)	6,967	69,461
Big Sky Growth Partners, Inc. Class A (a)	2,047	19,958
Biotech Acquisition Co. Class A (a)	7,901	76,324
BowX Acquisition Corp. (a)(b)	25,556	253,771
Breeze Holdings Acquisition Corp. (a)	2,871	28,854
Bridgetown 2 Holdings Ltd. (a)(b)	24,222	239,313
Bridgetown Holdings Ltd. Class A (a)	70,587	692,458
Bright Lights Acquisition Corp. (a)	17,617	171,237
Broadscale Acquisition Corp. Class A (a)	6,331	61,221
Brookline Capital Acquisition Corp. (a)	1,762	17,444
Burgundy Technology Acquisition Corp. (a)	36,353	359,531
BYTE Acquisition Corp. Class A (a)	8,891	85,709
Carney Technology Acquisition Corp. II Class A (a)	26,127	253,954
Catalyst Partners Acquisition Corp. Class A (a)	2,073	20,150
CF Acquisition Corp. IV Class A (a)(b)	33,157	321,291
CF Acquisition Corp. VIII Class A (a)	4,077	40,362
CHP Merger Corp. Class A (a)	15,418	154,488
Cipher Mining, Inc. (a)(b)	42,458	457,273
CM Life Sciences III, Inc. Class A (a)	9,337	92,250
Corazon Capital V838 Monoceros Corp. (a)	2,616	25,323
Corner Growth Acquisition Corp. (a)	40,191	389,853
COVA Acquisition Corp. Class A (a)	17,610	169,937
Data Knights Acquisition Corp. Class A (a)	2,020	20,018
DD3 Acquisition Corp. II (a)	1,358	13,485
Decarbonization Plus Acquisition Corp. III Class A (a)(b)	30,710	304,643
DFP Healthcare Acquisitions Corp. (a)	3,048	30,297
DHB Capital Corp. (a)	1,028	9,920
DHC Acquisition Corp. (a)	8,014	77,255
DiamondHead Holdings Corp. (a)	17,651	170,685
Digital Transformation Opportunities Corp. (a)	2,055	19,749
Dragoneer Growth Opportunities Corp. III (a)	52,306	512,076
Duddell Street Acquisition Corp. Class A (a)	15,055	146,786
Dune Acquisition Corp. (a)	29,372	286,964
Dynamics Special Purpose Corp.	34,157	338,837
E.Merge Technology Acquisition Corp. Class A (a)	80,181	783,368
East Resources Acquisition Co. (a)	8,051	78,819
Edify Acquisition Corp. (a)	21,442	207,344
Edoc Acquisition Corp. Class A (a)	445	4,486
EdtechX Holdings Acquisition Corp. II (a)	600	5,958
Effector Therapeutics, Inc. Class A (a)(b)	24,005	266,456
EJF Acquisition Corp. Class A (a)	4,809	46,407
Environmental Impact Acquisition Corp. Class A (a)	18,521	182,061
Epiphany Technology Acquisition Corp. Class A (a)	27,590	266,795
European Sustainable Growth Acquisition Corp. Class A (a)	3,032	29,865
Evo Acquisition Corp. Class A (a)	4,736	45,750
Fifth Wall Acquisition Corp. III Class A	52,330	515,974
FinServ Acquisition Corp. II Class A (a)	1,027	9,890
First Reserve Sustainable Growth Corp. (a)(b)	1,031	10,114
FlexShopper, Inc. (a)	5,973	17,322
Foresight Acquisition Corp. Class A (a)(b)	63,132	620,588
Fortistar Sustainable Solution Corp. Class A (a)	18,237	177,081
FoxWayne Enterprises Acquisition Corp. Class A (a)	2,038	20,380
Frazier Lifesciences Acquisition Corp. Class A (a)	5,931	57,293
FTAC Athena Acquisition Corp. Class A (a)	4,197	41,382
FTAC Hera Acquisition Corp. (a)	23,195	225,919
Gaming & Hospitality Acquisition Corp. (a)	564	5,476
GigInternational1, Inc. (a)	1,949	19,178
Glenfarne Merger Corp. (a)	1,027	9,869
Global Partner Acquisition Corp. II Class A (a)	7,062	68,855
Global Synergy Acquisition Corp. Class A (a)	13,599	132,862
Globis Acquisition Corp. (a)	7,932	79,320
Goal Acquisitions Corp. (a)	28,893	279,106
Gobi Acquisition Corp. Class A	4,288	41,379
Gores Guggenheim, Inc. Class A (a)	43,100	423,673
Gores Holdings VII, Inc. Class A (a)	19,925	196,261
Gores Metropoulos II, Inc. (a)(b)	28,128	279,311
Group Nine Acquisition Corp. Class A (a)	15,955	153,487
Growth Capital Acquisition Corp. (a)(b)	8,754	86,490
GWG Holdings, Inc. (a)(b)	13,560	92,208
GX Acquisition Corp. II (a)	1,289	12,387
Hamilton Lane Alliance Holdings I, Inc. (a)	7,716	74,614
Health Sciences Acquisitions Corp. 2 (a)	10,388	101,543
Healthcare Capital Corp. Class A (a)(b)	4,380	43,143
Healthcare Services Acquisition Corp. (a)	73,043	708,517
HealthCor Catalio Acquisition Corp. (a)(b)	11,300	111,983
Helix Acquisition Corp. (a)	1,755	17,375
Hennessy Capital Investment Corp. V Class A (a)(b)	57,321	568,624
Hudson Capital, Inc. (a)(b)	16,721	45,648
Hudson Executive Investment Corp. II (a)	5,319	51,754
Humacyte, Inc. Class A (a)(b)	16,892	246,961
HumanCo Acquisition Corp. (a)	23,623	229,143
Industrial Tech Acquisitions, Inc. (a)	3,224	32,337
INSU Acquisition Corp. III (a)	14,245	138,177
Iron Spark I, Inc. Class A	49,315	488,219
ITHAX Acquisition Corp. (a)	11,918	114,770
Jack Creek Investment Corp. (a)	6,844	66,181
Kadem Sustainable Impact Corp. Class A (a)	1,430	13,757
Khosla Ventures Acquisition Co. II (a)	46,324	459,997
Khosla Ventures Acquisition Co. III (a)	58,924	572,741
Kismet Acquisition Three Corp. (a)	3,147	30,431
KludeIn I Acquisition Corp. (a)	13,003	127,429
L Catterton Asia Acquisition Corp. Class A (a)	9,424	90,659
Landcadia Holdings IV, Inc. Class A (a)	21,116	205,459
Lazard Growth Acquisition Corp. I (a)	28,325	274,469
LDH Growth Corp. I Class A (a)	6,968	67,102
Lefteris Acquisition Corp. (a)	2,281	22,331
Legato Merger Corp. (a)	39,165	442,565
Lerer Hippeau Acquisition Corp. Class A (a)	44,740	431,741
Levere Holdings Corp. Class A (a)	5,616	54,363
Liberty Media Acquisition Corp. (a)	44,581	450,268
Lifesci Acquisition II Corp. (a)(b)	5,531	55,255
LightJump Acquisition Corp. (a)	1,028	10,085
Lionheart Acquisition Corp. II Class A (a)(b)	14,587	143,974
LM Funding America, Inc. (a)(b)	6,078	31,302
LMF Acquisition Opportunities, Inc. (a)	1,152	11,428
Lux Health Tech Acquisition Corp. (a)	42,873	420,155
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	67,585
Mallard Acquisition Corp. (a)(b)	2,022	20,058
Maquia Capital Acquisition Corp. Class A (a)	18,767	187,295
Marlin Business Services Corp.	10,171	226,305
Marlin Technology Corp. (a)	24,047	233,737
Marquee Raine Acquisition Corp. (a)(b)	40,064	397,435
MCAP Acquisition Corp. Class A (a)	12,198	119,418
Medicus Sciences Acquisition Corp. Class A (a)	6,279	60,404
MedTech Acquisition Corp. Class A (a)(b)	18,606	182,897
Merida Merger Corp. I (a)	2,396	23,840
Montes Archimedes Acquisition Corp. Class A (a)	49,574	493,261
Monument Circle Acquisition Corp. Class A (a)	14,950	145,613
Moringa Acquisition Corp. Class A (a)	2,471	23,845
Motion Acquisition Corp. Class A (a)	13,618	135,499
Mountain Crest Acquisition Corp. II (a)	311	3,094
MSD Acquisition Corp. Class A (a)	20,336	198,073
Mudrick Capital Acquisition Corp. II Class A (a)(b)	19,128	188,411
Natural Order Acquisition Corp. (a)	23,611	228,791
New Vista Acquisition Corp. (a)	3,101	29,925
Newbury Street Acquisition Corp. (a)	3,186	30,872
NextGen Acquisition Corp. II Class A (a)(b)	48,111	472,931
NightDragon Acquisition Corp. (a)	3,733	36,322
Noble Rock Acquisition Corp. Class A (a)	10,316	99,756
Nocturne Acquisition Corp. (a)	2,352	23,214
North Atlantic Acquisition Corp. Class A (a)	14,984	145,644
OCA Acquisition Corp. Class A (a)	510	5,044
One Equity Partners Open Water I Corp. (a)	5,411	52,216
Orion Acquisition Corp. Class A (a)	1,325	12,906
OTR Acquisition Corp. Class A (a)	4,547	45,470
Oyster Enterprises Acquisition Corp. Class A (a)	3,490	33,644
Plum Acquisition Corp. I Class A (a)(b)	4,379	42,214
Population Health Investment Co., Inc. (a)	12,972	126,736
Power & Digital Infrastructure Acquisition I Corp. (a)	10,744	109,052
Powered Brands Class A (a)	7,352	71,682
Priveterra Acquisition Corp. (a)	7,692	74,305
Property Solutions Acquisition Corp. II Class A (a)	2,457	23,710
PropTech Investment Corp. II (a)	12,250	118,825
Prospector Capital Corp. Class A (a)	28,382	274,454
Provident Acquisition Corp. Class A (a)	17,899	172,546
PWP Forward Acquisition Corp. I Class A (a)	3,063	29,313
Queen's Gambit Growth Capital Class A (a)	22,172	217,951
Research Alliance Corp. II (a)	7,944	77,295
Revolution Healthcare Acquisition Corp. (a)	16,274	156,881
RMG Acquisition Corp. III Class A (a)	18,418	177,734
Rocket Lab U.S.A., Inc. Class A (a)(b)	89,054	893,212
Roman DBDR Tech Acquisition Corp. (a)	50,906	514,151
Rosecliff Acquisition Corp. I (a)	1,036	10,049
Roth CH Acquisition III Co. (a)	22,514	222,438
RXR Acquisition Corp. (a)	4,207	41,018
Science Strategic Acquisition Corp. Alpha (a)	4,469	43,483
ScION Tech Growth I Class A (a)	57,249	557,033
SCP & CO Healthcare Acquisition Co. (a)	1,036	10,028
Seaport Global Acquisition Corp. Class A (a)	2,225	22,339
Seven Oaks Acquisition Corp. Class A (a)	66,335	656,053
Silver Crest Acquisition Corp. (a)	6,196	60,783
Silver Spike Acquisition Corp. II Class A (a)	5,656	54,580
Slam Corp. (a)	8,240	79,681
Soaring Eagle Acquisition Corp. Class A (a)(b)	96,646	963,561
Social Capital Suvretta Holdings Corp. I (b)	2,008	19,618
Social Capital Suvretta Holdings Corp. II	2,016	19,596
Social Capital Suvretta Holdings Corp. III (b)	2,016	19,596
Social Capital Suvretta Holdings Corp. IV	2,024	19,714
SomaLogic, Inc. Class A (a)(b)	1,689	19,086
Spartacus Acquisition Corp. (a)	34,027	342,312
Sports Ventures Acquisition Corp. Class A (a)	15,350	147,974
SportsTek Acquisition Corp. Class A (a)	4,954	47,806
Spring Valley Acquisition Corp. (a)(b)	10,813	94,830
Sustainable Development Acquisition I Corp. Class A (a)	18,971	183,829
SVF Investment Corp. (a)	43,423	422,072
SWK Holdings Corp. (a)	5,279	104,524
Tastemaker Acquisition Corp. Class A (a)	21,074	206,104
Tech and Energy Transition Corp. Class A (a)	4,497	43,351
Tekkorp Digital Acquisition Corp. (a)(b)	21,539	210,436
Thayer Ventures Acquisition Corp. (a)	14,243	142,857
Thimble Point Acquisition Corp. Class A (a)(b)	8,998	88,900
Thornburg Income Builder Opportunities Trust	476	9,720
Thunder Bridge Capital Partners III, Inc. Class A (a)	14,275	137,754
Tishman Speyer Innovation Corp. II (a)	3,639	35,553
Tribe Capital Growth Corp. I Class A (a)	1,031	9,929
Trident Acquisitions Corp. (a)	12,219	142,107
Tuatara Capital Acquisition Corp. (a)	11,671	112,392
Turmeric Acquisition Corp. (a)	3,212	31,156
Tuscan Holdings Corp. II (a)(b)	37,333	375,197
TZP Strategies Acquisition Corp. (a)	4,358	41,968
Union Acquisition Corp. II (a)	9,095	92,223
VectoIQ Acquisition Corp. II (a)	21,822	211,019
Vector Acquisition Corp. II Class A	62,602	611,622
Ventoux CCM Acquisition Corp. (a)	11,540	115,977
Venus Acquisition Corp. (a)	2,403	23,934
Vickers Vantage Corp. I (a)	10,324	102,621
Virtuoso Acquisition Corp. Class A (a)	33,045	326,485
VPC Impact Acquisition Holding II Class A (a)	7,166	70,513
Waldencast Acquisition Corp. (a)	1,025	10,055
Xos, Inc. Class A (a)(b)	54,968	388,074
Yellowstone Acquisition Co. (a)	12,334	124,573
Z-Work Acquisition Corp. Class A (a)	3,290	31,650
Zanite Acquisition Corp. (a)(b)	28,569	288,547
		36,851,786
Insurance - 0.6%
American National Group, Inc.	14,592	2,808,960
Amerisafe, Inc.	9,587	551,732
Arch Capital Group Ltd. (a)	224,348	9,220,703
Atlantic American Corp. (b)	8,809	34,972
Brighthouse Financial, Inc. (a)	49,177	2,407,706
BRP Group, Inc. (a)	28,126	1,058,944
Cincinnati Financial Corp.	89,121	10,997,531
Conifer Holdings, Inc. (a)	3,312	13,314
Donegal Group, Inc. Class A	18,229	274,529
eHealth, Inc. (a)	14,424	557,488
Enstar Group Ltd. (a)	10,255	2,365,521
Erie Indemnity Co. Class A	25,749	4,559,890
Fanhua, Inc. ADR (b)	18,931	271,092
Fednat Holding Co.	14,952	38,726
FG Financial Group, Inc. (a)	3,213	16,708
Global Indemnity Group LLC Class A	7,184	192,100
GoHealth, Inc. (a)	53,860	261,760
Goosehead Insurance	10,135	1,487,615
Greenlight Capital Re, Ltd. (a)	10,467	88,237
Hallmark Financial Services, Inc. (a)	8,243	30,994
Health Assurance Acquisition Corp. (a)	57,066	554,682
Huize Holding Ltd. ADR (a)	16,920	46,530
International General Insurance Holdings Ltd. (b)	24,436	227,255
Investors Title Co.	1,165	223,517
James River Group Holdings Ltd.	23,911	879,686
Kingstone Companies, Inc.	5,340	38,181
Kinsale Capital Group, Inc.	12,932	2,351,684
Maiden Holdings Ltd. (a)	52,310	163,730
MetroMile, Inc. (a)(b)	68,542	274,168
Midwest Holding, Inc. (b)	1,575	59,047
National Western Life Group, Inc.	1,743	386,353
NI Holdings, Inc. (a)	13,483	263,188
Oxbridge Re Holdings Ltd. (a)	5,511	17,690
Palomar Holdings, Inc. (a)	14,396	1,292,761
Principal Financial Group, Inc.	150,471	10,052,968
Root, Inc. (b)	54,860	353,847
Safety Insurance Group, Inc.	8,823	717,398
Selective Insurance Group, Inc.	32,232	2,693,628
Sirius International Insurance rights 3/1/23 (a)(c)	58,865	215,770
State Auto Financial Corp.	24,058	1,216,854
Tian Ruixiang Holdings Ltd.	5,214	24,349
Tiptree, Inc.	21,813	220,529
Trean Insurance Group, Inc. (a)	28,354	289,494
Trupanion, Inc. (a)	22,228	2,035,640
Unico American Corp. (a)	851	3,532
United Fire Group, Inc.	12,395	321,774
United Insurance Holdings Corp.	21,548	82,098
Vericity, Inc.	6,650	59,917
Willis Towers Watson PLC	71,539	15,790,088
		78,094,880
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	298,775	4,873,020
Manhattan Bridge Capital, Inc.	8,746	55,799
New York Mortgage Trust, Inc.	215,859	954,097
		5,882,916
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc.	3,059	33,465
America First Tax Exempt Investors LP	39,141	261,070
Blue Foundry Bancorp	14,520	195,875
Bogota Financial Corp. (a)(b)	8,810	91,624
Bridgewater Bancshares, Inc. (a)	11,181	182,809
Broadway Financial Corp. (a)	16,771	61,550
Capitol Federal Financial, Inc.	85,642	988,309
Carver Bancorp, Inc. (a)	1,018	18,996
Columbia Financial, Inc. (a)	65,632	1,183,345
Cullman Bancorp, Inc. (b)	1,695	20,510
FS Bancorp, Inc.	6,150	210,146
GigCapital4, Inc. (a)(b)	61,958	612,145
Greene County Bancorp, Inc.	4,298	134,957
Guaranty Federal Bancshares, Inc.	453	11,040
Hingham Institution for Savings	1,454	471,823
HMN Financial, Inc. (a)	3,382	78,868
Home Bancorp, Inc.	7,434	278,180
Home Point Capital, Inc. (b)	75,896	300,548
HomeStreet, Inc.	11,829	483,215
Kearny Financial Corp.	54,137	686,999
Luther Burbank Corp.	20,688	268,323
Magyar Bancorp, Inc. (a)	3,540	37,382
Merchants Bancorp	14,760	541,249
Meridian Bancorp, Inc. Maryland	27,458	570,577
Meta Financial Group, Inc.	18,838	926,641
Mr. Cooper Group, Inc. (a)	46,844	1,821,295
NMI Holdings, Inc. (a)	48,402	1,092,433
Northeast Community Bancorp, Inc.	1,901	20,189
Northfield Bancorp, Inc.	31,683	535,443
Northwest Bancshares, Inc.	81,605	1,062,497
Oconee Federal Financial Corp. (b)	878	20,896
OP Bancorp	3,399	34,228
PB Bankshares, Inc. (a)	871	12,194
PCSB Financial Corp.	16,016	291,972
PDL Community Bancorp (a)	9,355	128,257
Pioneer Bancorp, Inc. (a)	10,879	133,703
Premier Financial Corp.	24,001	729,630
Provident Bancorp, Inc.	14,544	236,049
Prudential Bancorp, Inc.	6,449	95,445
Randolph Bancorp, Inc. (a)	3,346	67,288
Riverview Bancorp, Inc.	15,015	110,210
Security National Financial Corp. Class A	7,403	68,108
Severn Bancorp, Inc.	3,614	44,994
Southern Missouri Bancorp, Inc.	6,368	287,324
Sterling Bancorp, Inc. (a)	23,636	125,507
TC Bancshares, Inc. (b)	3,351	43,496
Territorial Bancorp, Inc.	4,189	105,940
TFS Financial Corp.	158,932	3,177,051
Timberland Bancorp, Inc.	5,704	165,644
Trustco Bank Corp., New York	10,680	342,721
Washington Federal, Inc.	41,513	1,382,383
Waterstone Financial, Inc.	16,746	339,609
Western New England Bancorp, Inc.	19,217	164,882
William Penn Bancorp, Inc.	6,289	75,468
WSFS Financial Corp.	28,977	1,315,846
		22,680,348
TOTAL FINANCIALS		632,691,342
HEALTH CARE - 10.0%
Biotechnology - 5.4%
180 Life Sciences Corp. (a)	16,870	99,364
4D Molecular Therapeutics, Inc.	14,497	442,883
89Bio, Inc. (a)(b)	11,203	207,368
Abcam PLC ADR	11,087	234,490
Abeona Therapeutics, Inc. (a)(b)	85,883	113,366
AC Immune SA (a)(b)	37,118	301,769
ACADIA Pharmaceuticals, Inc. (a)	90,773	1,589,435
Acceleron Pharma, Inc. (a)	33,864	4,533,712
Achieve Life Sciences, Inc. (a)(b)	10,358	86,489
Achilles Therapeutics PLC ADR (a)(b)	17,591	119,267
Acorda Therapeutics, Inc. (a)(b)	13,944	58,983
Acumen Pharmaceuticals, Inc.	21,758	389,903
Acurx Pharmaceuticals, Inc. (b)	8,683	44,891
Adagene, Inc. ADR (b)	4,551	71,451
Adagio Theraputics, Inc.	33,091	1,119,799
Adamas Pharmaceuticals, Inc. (a)	26,195	123,378
Adaptimmune Therapeutics PLC sponsored ADR (a)	72,769	376,216
Adicet Bio, Inc. (a)	19,026	158,867
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)	17,865	33,765
ADMA Biologics, Inc. (a)	73,977	99,129
Advaxis, Inc. (a)	132,082	61,986
Adverum Biotechnologies, Inc. (a)	57,265	139,154
Aeglea BioTherapeutics, Inc. (a)	27,375	198,469
Aerovate Therapeutics, Inc. (b)	13,597	232,373
Aeterna Zentaris, Inc. (a)(b)	91,492	65,874
Affimed NV (a)	64,697	455,467
Agenus, Inc. (a)	122,707	757,102
Agios Pharmaceuticals, Inc. (a)	36,284	1,621,169
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	41,645
Aikido Pharma, Inc. (a)	77,209	63,697
Aileron Therapeutics, Inc. (a)	80,786	92,904
Akebia Therapeutics, Inc. (a)(b)	81,930	240,874
Akero Therapeutics, Inc. (a)(b)	19,689	467,417
Akouos, Inc. (a)(b)	19,469	231,486
Albireo Pharma, Inc. (a)	10,788	329,573
Aldeyra Therapeutics, Inc. (a)	30,129	285,924
Alector, Inc. (a)	43,832	1,184,779
Aligos Therapeutics, Inc.	21,980	374,759
Alkermes PLC (a)	90,053	2,815,057
Allakos, Inc. (a)	29,236	2,606,682
Allena Pharmaceuticals, Inc. (a)(b)	79,230	80,815
Allogene Therapeutics, Inc. (a)	79,583	1,898,055
Allovir, Inc. (a)(b)	36,743	707,303
Alnylam Pharmaceuticals, Inc. (a)	65,197	13,132,632
Alpine Immune Sciences, Inc. (a)(b)	16,822	159,977
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	16,494
Altimmune, Inc. (a)(b)	22,016	330,020
ALX Oncology Holdings, Inc. (a)	22,323	1,562,610
Alzamend Neuro, Inc. (b)	44,600	136,476
Amarin Corp. PLC ADR (a)(b)	214,385	1,166,254
Amgen, Inc.	318,827	71,905,053
Amicus Therapeutics, Inc. (a)	147,095	1,675,412
AnaptysBio, Inc. (a)(b)	15,023	384,739
Anavex Life Sciences Corp. (a)	41,216	803,300
Anika Therapeutics, Inc. (a)	7,769	335,077
Anixa Biosciences, Inc. (a)	24,102	134,971
Annexon, Inc. (a)	20,751	339,279
AnPac Bio-Medical Science Co. Ltd. ADR (a)	4,794	17,306
Apellis Pharmaceuticals, Inc. (a)	44,582	2,935,725
Applied Genetic Technologies Corp. (a)(b)	30,636	108,758
Applied Molecular Transport, Inc. (a)	20,993	631,260
Applied Therapeutics, Inc. (a)	13,973	219,516
Aprea Therapeutics, Inc. (a)(b)	12,259	56,637
Aptevo Therapeutics, Inc. (a)	4,393	78,854
Aptinyx, Inc. (a)(b)	71,538	185,999
Aptorum Group Ltd. (a)	24,136	64,202
Aptose Biosciences, Inc. (a)(b)	59,019	176,467
AquaBounty Technologies, Inc. (a)	43,964	203,553
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)(b)	17,702	76,473
Arbutus Biopharma Corp. (a)	61,977	212,581
ARCA Biopharma, Inc. (a)	25,116	77,608
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,340	785,975
Arcutis Biotherapeutics, Inc. (a)	27,809	588,717
Ardelyx, Inc. (a)(b)	56,480	79,637
Arena Pharmaceuticals, Inc. (a)	32,965	1,744,508
Argenx SE ADR (a)	15,908	5,265,866
Aridis Pharmaceuticals, Inc. (a)(b)	6,013	24,172
Arrowhead Pharmaceuticals, Inc. (a)	57,837	3,882,019
Ascendis Pharma A/S sponsored ADR (a)	29,581	4,636,230
Aslan Pharmaceuticals Ltd. ADR (a)(b)	39,841	106,375
Assembly Biosciences, Inc. (a)	29,090	110,542
Atara Biotherapeutics, Inc. (a)	45,129	676,032
Athenex, Inc. (a)(b)	57,314	209,196
Athersys, Inc. (a)	129,595	217,720
Atossa Therapeutics, Inc. (a)	65,687	249,611
Atreca, Inc. (a)(b)	14,448	84,810
aTyr Pharma, Inc. (a)	16,950	93,479
Aurinia Pharmaceuticals, Inc. (a)(b)	70,118	1,141,521
Autolus Therapeutics PLC ADR (a)(b)	48,162	330,873
AVEO Pharmaceuticals, Inc. (a)	19,123	122,578
Avid Bioservices, Inc. (a)	33,787	818,997
Avidity Biosciences, Inc. (a)(b)	20,713	473,085
Avita Medical, Inc. (a)	12,445	251,513
AVROBIO, Inc. (a)	22,707	151,229
Axcella Health, Inc. (a)	23,744	86,666
Ayala Pharmaceuticals, Inc. (a)(b)	8,757	110,951
Aziyo Biologics, Inc. (b)	1,842	14,939
AzurRx BioPharma, Inc. (a)(b)	76,007	47,808
Beam Therapeutics, Inc. (a)	35,411	3,927,788
BeiGene Ltd. ADR (a)	27,822	8,577,523
Bellicum Pharmaceuticals, Inc. (a)(b)	12,201	36,969
BELLUS Health, Inc. (a)(b)	56,818	210,227
Benitec Biopharma, Inc. (a)	11,813	46,779
BeyondSpring, Inc. (a)(b)	20,183	631,930
Bicycle Therapeutics PLC ADR (a)	9,880	352,716
Bio Path Holdings, Inc. (a)	15,100	85,768
BioAtla, Inc.	17,439	716,569
BioCardia, Inc. (a)	7,220	21,299
Biocept, Inc. (a)(b)	9,806	35,498
BioCryst Pharmaceuticals, Inc. (a)(b)	100,594	1,601,456
Biogen, Inc. (a)	83,588	28,328,809
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	91,915
BioMarin Pharmaceutical, Inc. (a)	101,825	8,574,683
Biomea Fusion, Inc. (a)	14,338	200,015
BioNTech SE ADR (a)	44,051	14,501,149
BioVie, Inc. (b)	8,676	69,234
BioXcel Therapeutics, Inc. (a)(b)	13,010	383,145
Black Diamond Therapeutics, Inc. (a)(b)	21,284	214,968
bluebird bio, Inc. (a)(b)	36,848	674,318
Blueprint Medicines Corp. (a)	32,675	3,047,597
Bolt Biotherapeutics, Inc.	19,795	351,559
BrainStorm Cell Therpeutic, Inc. (a)	23,733	82,354
BriaCell Therapeutics Corp. (a)(b)	4,862	33,013
Brickell Biotech, Inc. (a)	104,535	77,199
BridgeBio Pharma, Inc. (a)(b)	83,452	4,181,780
Burning Rock Biotech Ltd. ADR (a)	21,956	409,040
C4 Therapeutics, Inc. (b)	24,762	993,699
Cabaletta Bio, Inc. (a)(b)	14,388	146,470
Calithera Biosciences, Inc. (a)	63,308	155,105
Calyxt, Inc. (a)	21,320	83,788
Candel Therapeutics, Inc.	5,148	41,390
Capricor Therapeutics, Inc. (a)	16,945	84,894
Cardiff Oncology, Inc. (a)	23,215	170,166
CareDx, Inc. (a)	28,929	2,119,917
Caribou Biosciences, Inc.	29,872	812,256
CASI Pharmaceuticals, Inc. (a)	59,795	95,672
Catabasis Pharmaceuticals, Inc. (a)	8,686	86,599
Catalyst Biosciences, Inc. (a)	25,124	115,068
Catalyst Pharmaceutical Partners, Inc. (a)	54,980	302,940
Celcuity, Inc. (a)	9,722	213,884
Celldex Therapeutics, Inc. (a)	25,225	1,328,096
Cellectar Biosciences, Inc. (a)	59,420	60,608
Cellectis SA sponsored ADR (a)	10,776	154,959
Celsion Corp. (a)	65,520	69,451
Celularity, Inc. Class A (a)(b)	66,554	562,381
Centessa Pharmaceuticals PLC ADR	9,513	209,762
Centogene NV (a)	11,156	114,572
Century Therapeutics, Inc.	30,206	749,109
Cerevel Therapeutics Holdings (a)	75,724	2,397,422
Checkmate Pharmaceuticals, Inc.	10,139	61,949
Checkpoint Therapeutics, Inc. (a)	44,383	142,913
ChemoCentryx, Inc. (a)	38,907	615,120
Chemomab Therapeutics Ltd. ADR (a)	5,819	85,365
Chimerix, Inc. (a)	52,138	370,180
Chinook Therapeutics, Inc. (a)	24,522	332,518
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)	42,629	98,047
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	32,147	257,176
Clovis Oncology, Inc. (a)(b)	58,413	281,551
Codiak Biosciences, Inc.	11,862	204,026
Cogent Biosciences, Inc. (a)	26,227	217,160
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)(b)	45,482	58,672
Coherus BioSciences, Inc. (a)	43,446	694,267
Collplant Biotechnologies Ltd. (a)	5,925	103,095
Compass Pathways PLC ADR (b)	9,295	315,101
Concert Pharmaceuticals, Inc. (a)	15,132	57,350
Connect Biopharma Holdings Ltd. ADR (a)(b)	4,958	116,364
ContraFect Corp. (a)(b)	24,369	88,459
Corbus Pharmaceuticals Holdings, Inc. (a)	65,054	83,920
Cortexyme, Inc. (a)(b)	16,512	1,590,106
Corvus Pharmaceuticals, Inc. (a)(b)	27,371	61,858
Crinetics Pharmaceuticals, Inc. (a)	20,279	477,976
CRISPR Therapeutics AG (a)	42,155	5,267,267
CTI BioPharma Corp. (a)(b)	70,768	213,719
Cue Biopharma, Inc. (a)	15,106	181,121
Cullinan Oncology, Inc.	23,980	676,716
CureVac NV (a)(b)	103,386	6,805,900
Curis, Inc. (a)	54,553	482,794
Cyclacel Pharmaceuticals, Inc. (a)	7,016	38,167
Cyclerion Therapeutics, Inc. (a)	22,640	77,429
Cyclo Therapeutics, Inc. (a)	5,508	42,357
Cytocom, Inc. (a)	11,084	35,136
Cytokinetics, Inc. (a)	43,218	1,424,897
CytomX Therapeutics, Inc. (a)	35,387	181,181
Day One Biopharmaceuticals, Inc. (a)(b)	34,935	972,241
DBV Technologies SA sponsored ADR (a)(b)	23,666	140,103
Decibel Therapeutics, Inc.	12,258	98,922
Deciphera Pharmaceuticals, Inc. (a)	32,567	1,025,861
Denali Therapeutics, Inc. (a)	67,159	3,572,859
DermTech, Inc. (a)(b)	16,192	602,342
Design Therapeutics, Inc. (a)(b)	29,946	470,751
DiaMedica Therapeutics, Inc. (a)	17,369	74,687
Dicerna Pharmaceuticals, Inc. (a)	46,045	947,606
Diffusion Pharmaceuticals, Inc. (a)	118,257	69,783
Dyadic International, Inc. (a)(b)	15,088	95,356
Dynavax Technologies Corp. (a)(b)	63,663	1,238,882
Dyne Therapeutics, Inc.	27,351	463,052
Eagle Pharmaceuticals, Inc. (a)(b)	6,544	349,253
Edesa Biotech, Inc. (a)	16,757	98,364
Editas Medicine, Inc. (a)(b)	38,353	2,438,867
Eiger Biopharmaceuticals, Inc. (a)	23,309	189,735
Eledon Pharmaceuticals, Inc. (a)	10,482	87,210
Elevation Oncology, Inc.	12,156	142,225
Eliem Therapeutics, Inc.	12,817	327,802
Enanta Pharmaceuticals, Inc. (a)	11,608	663,978
Enlivex Therapeutics Ltd. (a)(b)	10,420	144,421
Enochian Biosciences, Inc. (a)(b)	25,710	189,740
Ensysce Biosciences, Inc. (a)	10,233	32,336
Entasis Therapeutics Holdings, Inc. (a)	32,026	89,353
Entera Bio Ltd. (a)	17,597	85,873
Epizyme, Inc. (a)	58,277	300,709
Equillium, Inc. (a)(b)	18,701	115,011
Erasca, Inc.	63,320	1,513,981
Essa Pharma, Inc. (a)	24,475	232,023
Evelo Biosciences, Inc. (a)	28,905	328,650
Evogene Ltd. (a)(b)	26,731	80,193
Exact Sciences Corp. (a)	95,226	9,939,690
Exelixis, Inc. (a)	173,130	3,318,902
Exicure, Inc. (a)	61,235	85,729
F-star Therapeutics, Inc. (a)	12,945	102,524
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	52,071	3,814,201
Fennec Pharmaceuticals, Inc. (a)	19,507	154,495
FibroGen, Inc. (a)	51,710	601,387
Finch Therapeutics Group, Inc. (a)(b)	25,491	360,698
Flexion Therapeutics, Inc. (a)(b)	29,385	175,722
Foghorn Therapeutics, Inc.	20,484	265,882
Forma Therapeutics Holdings, Inc. (a)	25,527	613,414
Forte Biosciences, Inc. (a)(b)	7,239	212,971
Fortress Biotech, Inc. (a)	60,011	197,436
Forward Pharma A/S sponsored ADR (a)	4,735	44,840
Freeline Therapeutics Holdings PLC ADR (a)	17,109	65,870
Frequency Therapeutics, Inc. (a)(b)	19,874	153,427
Fusion Pharmaceuticals, Inc. (a)(b)	25,136	234,519
G1 Therapeutics, Inc. (a)(b)	21,859	330,508
Gain Therapeutics, Inc. (a)	5,115	39,897
Galapagos NV sponsored ADR (a)	4,022	236,574
Galectin Therapeutics, Inc. (a)(b)	32,120	126,232
Galecto, Inc.	13,448	59,844
Galera Therapeutics, Inc. (a)	15,248	136,622
Galmed Pharmaceuticals Ltd. (a)(b)	27,177	88,869
Gamida Cell Ltd. (a)	39,765	180,533
Gemini Therapeutics, Inc.	22,197	109,209
Generation Bio Co. (a)	30,848	771,200
Genetron Holdings Ltd. ADR (a)	12,262	162,962
Genfit ADR (a)	3,215	13,310
Genmab A/S ADR (a)	26,826	1,271,284
Genocea Biosciences, Inc. (a)(b)	37,574	66,130
Genprex, Inc. (a)(b)	35,156	110,741
GeoVax Labs, Inc. (a)(b)	6,138	37,380
Geron Corp. (a)	182,189	264,174
Gilead Sciences, Inc.	695,283	50,602,697
Global Blood Therapeutics, Inc. (a)	34,207	981,399
GlycoMimetics, Inc. (a)	30,238	67,128
Gossamer Bio, Inc. (a)(b)	44,064	437,996
Gracell Biotechnologies, Inc. ADR (b)	6,579	68,619
Graphite Bio, Inc. (b)	30,100	588,154
Greenwich Lifesciences, Inc.	7,220	288,944
Grifols SA ADR	66,711	966,642
Gritstone Bio, Inc. (a)(b)	27,675	254,610
Gt Biopharma, Inc. (a)(b)	15,252	135,590
Halozyme Therapeutics, Inc. (a)	79,102	3,321,493
Harpoon Therapeutics, Inc. (a)	17,898	169,673
HCW Biologics, Inc.	21,362	84,807
Heat Biologics, Inc. (a)(b)	15,896	114,928
Heron Therapeutics, Inc. (a)(b)	56,221	656,099
Histogen, Inc. (a)(b)	52,234	41,281
Homology Medicines, Inc. (a)	31,952	229,735
Hookipa Pharma, Inc. (a)(b)	14,947	102,985
Horizon Therapeutics PLC (a)	124,793	13,488,875
Humanigen, Inc. (a)(b)	32,761	543,177
I-Mab ADR (a)	18,939	1,343,154
Icosavax, Inc. (a)	9,944	375,088
Ideaya Biosciences, Inc. (a)(b)	20,579	483,607
Idera Pharmaceuticals, Inc. (a)(b)	39,714	43,288
IGM Biosciences, Inc. (a)	14,073	1,002,138
Imago BioSciences, Inc.	9,525	250,222
Immatics NV (a)(b)	33,359	443,008
Immucell Corp. (a)	2,008	18,393
Immuneering Corp.	5,131	125,556
Immunic, Inc. (a)	11,502	113,295
ImmunityBio, Inc. (a)(b)	213,855	2,433,670
Immunocore Holdings PLC ADR	5,997	207,256
ImmunoGen, Inc. (a)	109,546	662,753
Immunome, Inc.	5,950	83,479
Immunovant, Inc. (a)	55,308	478,967
Immutep Ltd. ADR (a)(b)	18,722	79,381
Impel Neuropharma, Inc. (a)(b)	11,977	227,443
IMV, Inc. (a)(b)	38,325	67,835
In8bio, Inc.	2,695	18,358
Incyte Corp. (a)	122,346	9,358,246
Indaptus Therapeutics, Inc. (a)	4,257	44,784
Infinity Pharmaceuticals, Inc. (a)	53,051	187,801
InflaRx NV (a)(b)	18,991	48,807
Inhibikase Therapeutics, Inc.	16,282	38,588
Inhibrx, Inc. (a)	21,784	621,280
Inmune Bio, Inc. (a)	9,579	227,214
Inovio Pharmaceuticals, Inc. (a)(b)	115,838	1,000,840
Inozyme Pharma, Inc. (a)	11,828	182,388
Insmed, Inc. (a)	69,063	1,936,527
Instil Bio, Inc. (a)	70,420	1,327,417
Intellia Therapeutics, Inc. (a)	37,725	6,055,994
Intercept Pharmaceuticals, Inc. (a)	18,707	278,921
Inventiva SA ADR (a)(b)	2,231	29,828
Ionis Pharmaceuticals, Inc. (a)	78,414	3,117,741
Iovance Biotherapeutics, Inc. (a)	83,973	2,021,230
Ironwood Pharmaceuticals, Inc. Class A (a)	94,574	1,238,919
iTeos Therapeutics, Inc. (a)	19,095	541,343
Iveric Bio, Inc. (a)	57,163	604,213
Janux Therapeutics, Inc. (b)	22,017	750,780
Jounce Therapeutics, Inc. (a)	24,576	152,863
Kadmon Holdings, Inc. (a)	112,596	617,026
Kalvista Pharmaceuticals, Inc. (a)	14,657	299,589
Kamada (a)(b)	25,878	139,224
Karuna Therapeutics, Inc. (a)	17,454	2,075,281
Karyopharm Therapeutics, Inc. (a)(b)	41,184	238,867
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	53,686
Keros Therapeutics, Inc. (a)	12,482	419,894
Kezar Life Sciences, Inc. (a)	28,429	216,629
Kiniksa Pharmaceuticals Ltd. (a)(b)	21,394	269,137
Kinnate Biopharma, Inc. (b)	23,511	520,063
Kintara Therapeutics, Inc. (a)	15,368	23,359
Kiromic BioPharma, Inc. (b)	13,757	47,462
Kodiak Sciences, Inc. (a)	28,274	2,662,845
Kronos Bio, Inc. (b)	31,134	651,012
Krystal Biotech, Inc. (a)	12,300	712,662
Kura Oncology, Inc. (a)	35,945	663,545
Kymera Therapeutics, Inc. (a)	26,529	1,648,512
La Jolla Pharmaceutical Co. (a)(b)	17,647	74,294
Lantern Pharma, Inc. (a)	6,838	96,347
Larimar Therapeutics, Inc. (a)(b)	9,372	134,863
LAVA Therapeutics NV (a)	12,997	85,130
Leap Therapeutics, Inc. (a)	56,927	97,914
Legend Biotech Corp. ADR (a)	15,769	603,795
Lexicon Pharmaceuticals, Inc. (a)	78,924	372,521
Ligand Pharmaceuticals, Inc.:
Class B (a)	9,030	1,194,669
General CVR (a)	1,518	15
Glucagon CVR (a)	1,518	13
rights (a)	1,518	14
TR Beta CVR (a)	1,518	167
Liminal BioSciences, Inc. (a)(b)	22,737	59,116
Lixte Biotechnology Holdings, Inc. (a)(b)	25,794	63,453
LogicBio Therapeutics, Inc. (a)	23,654	112,120
Longeveron, Inc. (a)	5,000	17,400
Lumos Pharma, Inc. (a)	10,037	108,901
Lyell Immunopharma, Inc. (b)	134,126	2,117,850
Macrogenics, Inc. (a)	33,170	783,144
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	771,230
Magenta Therapeutics, Inc. (a)	44,600	285,440
MannKind Corp. (a)(b)	133,586	641,213
Marker Therapeutics, Inc. (a)	47,865	94,773
MaxCyte, Inc.	23,711	363,786
Medicenna Therapeutics Corp. (a)	27,633	67,425
MediciNova, Inc. (a)	25,966	101,527
MEI Pharma, Inc. (a)	53,702	150,366
MeiraGTx Holdings PLC (a)	27,678	346,252
Mereo Biopharma Group PLC ADR (a)(b)	96,630	269,598
Merrimack Pharmaceuticals, Inc. (a)	2,337	11,732
Mersana Therapeutics, Inc. (a)	38,414	535,107
Merus BV (a)(b)	20,484	534,223
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	49,288
Metacrine, Inc.	14,373	45,994
Midatech Pharma PLC ADR (a)(b)	7,397	13,537
MiMedx Group, Inc. (a)(b)	60,376	891,150
Minerva Neurosciences, Inc. (a)	48,003	88,326
Mirati Therapeutics, Inc. (a)	28,602	4,854,617
Mirum Pharmaceuticals, Inc. (a)	15,405	250,331
Moderna, Inc. (a)	222,979	83,993,960
Molecular Partners AG ADR (b)	1,070	22,427
Molecular Templates, Inc. (a)	32,716	213,308
Moleculin Biotech, Inc. (a)	15,561	47,928
Monopar Therapeutics, Inc. (a)(b)	7,322	37,855
Monte Rosa Therapeutics, Inc.	24,310	867,624
Morphic Holding, Inc. (a)	19,704	1,241,549
Morphosys AG sponsored ADR (a)	7,201	104,847
Mustang Bio, Inc. (a)	45,890	139,506
Myriad Genetics, Inc. (a)	42,298	1,513,422
Nanobiotix SA ADR (b)	1,588	21,438
Natera, Inc. (a)	48,857	5,786,135
Neoleukin Therapeutics, Inc. (a)	22,529	183,611
Neubase Therapeutics, Inc. (a)	19,719	78,679
Neurobo Pharmaceuticals, Inc. (a)(b)	13,982	57,885
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	52,583	5,005,902
Neximmune, Inc.	11,947	168,214
NextCure, Inc. (a)	15,140	115,367
Nkarta, Inc. (a)(b)	18,643	602,915
Novavax, Inc. (a)	41,182	9,823,554
NuCana PLC ADR (a)	23,888	63,542
Nurix Therapeutics, Inc. (a)	24,268	781,187
Nuvalent, Inc. Class A (a)	6,973	254,026
Nymox Pharmaceutical Corp. (a)(b)	50,678	107,944
ObsEva SA (a)	37,704	115,374
Ocugen, Inc. (a)(b)	109,269	829,352
Olema Pharmaceuticals, Inc.	22,009	658,509
Omega Therapeutics, Inc. (a)	5,845	106,262
OncoCyte Corp. (a)	49,349	202,331
Oncolytics Biotech, Inc. (a)(b)	34,659	80,062
Oncorus, Inc. (a)	13,846	143,029
OncoSec Medical, Inc. (a)	27,475	64,292
Oncternal Therapeutics, Inc. (a)	28,548	129,037
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	26,107	83,542
Opko Health, Inc. (a)(b)	378,730	1,461,898
Opthea Ltd. ADR (a)	5,049	38,928
Orchard Therapeutics PLC ADR (a)(b)	32,748	90,384
Organogenesis Holdings, Inc. Class A (a)	71,506	1,219,892
Organovo Holdings, Inc. (a)(b)	6,946	53,206
Orgenesis, Inc. (a)(b)	14,931	79,881
ORIC Pharmaceuticals, Inc. (a)	21,924	484,301
Orphazyme A/S ADR	9,517	49,584
Outlook Therapeutics, Inc. (a)	106,981	295,268
Ovid Therapeutics, Inc. (a)	34,929	123,299
Oyster Point Pharma, Inc. (a)	14,285	188,276
Passage Bio, Inc. (a)(b)	29,798	358,172
PDS Biotechnology Corp. (a)	17,716	275,484
PharmaCyte Biotech, Inc. (a)	4,852	16,351
Pharming Group NV ADR (a)	2,093	22,228
PhaseBio Pharmaceuticals, Inc. (a)(b)	37,386	121,131
Phio Pharmaceuticals Corp. (a)	34,287	71,317
Pieris Pharmaceuticals, Inc. (a)	36,292	195,614
Pluristem Therapeutics, Inc. (a)(b)	25,169	76,010
Plus Therapeutics, Inc. (a)	44,982	87,715
PMV Pharmaceuticals, Inc.	25,512	774,289
Point Biopharma Global, Inc. (a)(b)	24,861	248,610
Polarityte, Inc. (a)(b)	77,220	54,502
Portage Biotech, Inc. (a)(b)	6,935	140,850
Poseida Therapeutics, Inc. (a)	35,266	304,698
Praxis Precision Medicines, Inc.	24,105	478,966
Precigen, Inc. (a)(b)	112,857	682,785
Precision BioSciences, Inc. (a)	32,101	403,510
Prelude Therapeutics, Inc. (b)	22,313	796,351
Prometheus Biosciences, Inc. (a)(b)	21,186	462,279
ProQR Therapeutics BV (a)(b)	36,293	242,437
Protagenic Therapeutics, Inc. (a)	20,025	42,253
Protagonist Therapeutics, Inc. (a)	24,205	1,173,943
Protara Therapeutics, Inc. (a)	8,735	73,287
Prothena Corp. PLC (a)	25,528	1,713,439
PTC Therapeutics, Inc. (a)	39,121	1,707,632
Puma Biotechnology, Inc. (a)	25,036	189,523
PureTech Health PLC ADR (a)(b)	566	28,164
Qualigen Therapeutics, Inc. (a)(b)	23,703	37,214
Radius Health, Inc. (a)	26,855	372,210
Rallybio Corp. (a)	6,148	80,846
RAPT Therapeutics, Inc. (a)	15,878	519,211
Recro Pharma, Inc. (a)	19,350	47,021
Recursion Pharmaceuticals, Inc. (a)	88,743	2,238,098
Regeneron Pharmaceuticals, Inc. (a)	58,130	39,144,742
REGENXBIO, Inc. (a)	22,282	719,709
Regulus Therapeutics, Inc. (a)(b)	67,351	52,224
Relay Therapeutics, Inc. (a)	50,544	1,618,924
Reneo Pharmaceuticals, Inc. (a)(b)	13,048	144,441
RenovoRx, Inc.	3,794	37,902
Repare Therapeutics, Inc. (a)	21,402	727,668
Repligen Corp. (a)	30,619	8,664,565
Replimune Group, Inc. (a)	25,355	805,275
Revolution Medicines, Inc. (a)(b)	40,970	1,191,817
Rezolute, Inc. (a)(b)	3,888	35,770
Rhythm Pharmaceuticals, Inc. (a)	26,615	346,261
Rigel Pharmaceuticals, Inc. (a)	90,653	344,481
Rocket Pharmaceuticals, Inc. (a)(b)	34,922	1,194,682
Rubius Therapeutics, Inc. (a)(b)	50,746	1,102,203
Sage Therapeutics, Inc. (a)	32,434	1,498,775
Salarius Pharmaceuticals, Inc. (a)(b)	35,070	36,473
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	893
Sana Biotechnology, Inc. (b)	104,431	2,505,300
Sangamo Therapeutics, Inc. (a)	79,495	787,795
Sarepta Therapeutics, Inc. (a)	44,450	3,472,434
Savara, Inc. (a)	71,163	110,303
Scholar Rock Holding Corp. (a)(b)	18,710	739,606
Scopus Biopharma, Inc. (b)	15,215	83,530
Seagen, Inc. (a)	100,725	16,881,510
Selecta Biosciences, Inc. (a)	55,947	242,810
Sellas Life Sciences Group, Inc. (a)	12,014	111,610
Sensei Biotherapeutics, Inc.	15,533	167,446
Sera Prognostics, Inc. (b)	16,037	159,568
Seres Therapeutics, Inc. (a)	52,432	336,089
Sesen Bio, Inc. (a)	104,301	98,867
Shattuck Labs, Inc.	23,856	504,077
Sierra Oncology, Inc. (a)(b)	10,075	204,724
Sigilon Therapeutics, Inc.	16,929	100,558
Silverback Therapeutics, Inc.	19,230	423,060
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)	47,869	103,397
Soleno Therapeutics, Inc. (a)(b)	60,128	54,975
Solid Biosciences, Inc. (a)	63,771	172,819
Soligenix, Inc. (a)	54,007	56,707
Sonnet Biotherapeutics Holding (a)(b)	99,770	68,841
Sorrento Therapeutics, Inc. (a)(b)	158,075	1,422,675
Spectrum Pharmaceuticals, Inc. (a)	101,297	238,048
Spero Therapeutics, Inc. (a)(b)	16,685	321,186
Springworks Therapeutics, Inc. (a)(b)	27,008	2,028,301
Spruce Biosciences, Inc. (b)	13,434	103,039
Stealth BioTherapeutics Corp. ADR (a)(b)	23,317	31,245
Stoke Therapeutics, Inc. (a)	19,882	520,511
Summit Therapeutics, Inc. (a)(b)	54,355	433,209
Surface Oncology, Inc. (a)(b)	23,135	146,445
Surrozen, Inc. (a)	1,779	13,779
Sutro Biopharma, Inc. (a)	24,478	531,662
Synaptogenix, Inc. (a)(b)	5,004	34,528
Syndax Pharmaceuticals, Inc. (a)(b)	25,794	451,137
Synlogic, Inc. (a)	46,465	124,526
Syros Pharmaceuticals, Inc. (a)	30,872	163,622
T2 Biosystems, Inc. (a)(b)	103,876	97,072
Talaris Therapeutics, Inc. (a)	22,591	262,282
Tango Therapeutics, Inc. (a)(b)	19,079	222,080
Taysha Gene Therapies, Inc. (b)	22,814	453,542
TCR2 Therapeutics, Inc. (a)	20,704	347,206
Tempest Therapeutics, Inc. (a)	4,018	57,899
Tenax Therapeutics, Inc. (a)	30,408	48,349
Tenaya Therapeutics, Inc. (a)	13,131	265,903
TG Therapeutics, Inc. (a)	78,407	2,122,477
Theratechnologies, Inc. (a)(b)	51,510	186,981
Tiziana Life Sciences PLC ADR (a)(b)	14,852	24,654
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	216,271	152,666
TRACON Pharmaceuticals, Inc. (a)	18,969	70,944
TransCode Therapeutics, Inc.	17,023	51,750
Translate Bio, Inc. (a)	41,737	1,560,964
Travere Therapeutics, Inc. (a)	30,901	674,569
Trevena, Inc. (a)(b)	95,478	126,031
Trillium Therapeutics, Inc. (a)	56,388	971,565
TScan Therapeutics, Inc. (b)	12,786	113,668
Turning Point Therapeutics, Inc. (a)	27,202	2,095,098
Twist Bioscience Corp. (a)	27,241	3,083,954
Tyme Technologies, Inc. (a)	86,426	99,390
Ultragenyx Pharmaceutical, Inc. (a)	37,562	3,616,845
Unicycive Therapeutics, Inc. (b)	26,109	75,716
uniQure B.V. (a)	25,416	737,064
United Therapeutics Corp. (a)	24,857	5,341,272
UNITY Biotechnology, Inc. (a)	38,341	122,691
UroGen Pharma Ltd. (a)(b)	11,902	209,713
Vaccinex, Inc. (a)(b)	22,015	52,836
Vaccitech PLC ADR (b)	4,253	64,348
Vanda Pharmaceuticals, Inc. (a)	35,063	586,955
Vascular Biogenics Ltd. (a)(b)	40,323	94,356
Vaxart, Inc. (a)(b)	68,197	610,363
Vaxcyte, Inc. (a)	27,907	732,001
VBI Vaccines, Inc. (a)	137,102	494,938
VectivBio Holding AG (a)	17,780	150,952
Vera Therapeutics, Inc. (a)	10,272	151,409
Veracyte, Inc. (a)	37,092	1,784,496
Verastem, Inc. (a)	111,497	295,467
Vericel Corp. (a)	25,530	1,382,960
Vertex Pharmaceuticals, Inc. (a)	143,731	28,787,882
Verve Therapeutics, Inc.	25,826	1,806,787
Viking Therapeutics, Inc. (a)(b)	46,434	306,929
Vincerx Pharma, Inc. (a)(b)	9,297	145,777
Vir Biotechnology, Inc. (a)	72,001	3,710,932
Viracta Therapeutics, Inc. (a)(b)	25,757	237,480
Viridian Therapeutics, Inc. (a)	7,460	99,815
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)	1,478	7,479
VistaGen Therapeutics, Inc. (a)	109,903	334,105
Vor Biopharma, Inc. (a)(b)	20,299	298,192
Voyager Therapeutics, Inc. (a)	19,331	63,019
vTv Therapeutics, Inc. Class A (a)	44,768	83,716
Vyant Bio, Inc. (a)	19,717	51,856
Werewolf Therapeutics, Inc. (a)(b)	15,965	284,177
Windtree Therapeutics, Inc. (a)(b)	19,030	37,299
X4 Pharmaceuticals, Inc. (a)	20,027	102,739
Xbiotech, Inc.	15,395	245,858
Xencor, Inc. (a)	34,666	1,174,137
Xenetic Biosciences, Inc. (a)(b)	20,698	61,680
Xenon Pharmaceuticals, Inc. (a)	21,650	382,123
XOMA Corp. (a)	5,834	181,554
XTL Biopharmaceuticals Ltd. ADR (a)	8,903	43,720
Y-mAbs Therapeutics, Inc. (a)	25,116	773,070
Yield10 Bioscience, Inc. (a)(b)	7,586	51,509
Yumanity Therapeutics, Inc. (a)	8,884	95,947
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)	34,504	4,985,828
Zealand Pharma A/S sponsored ADR (a)(b)	3,611	113,674
Zentalis Pharmaceuticals, Inc. (a)	22,504	1,534,548
ZIOPHARM Oncology, Inc. (a)(b)	133,508	217,618
		734,709,597
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	25,243	9,187,442
Accelerate Diagnostics, Inc. (a)(b)	32,605	203,781
Accuray, Inc. (a)	50,472	205,421
Acutus Medical, Inc. (a)	15,309	195,802
Aethlon Medical, Inc. (a)	6,891	25,635
Align Technology, Inc. (a)	43,974	31,177,566
Allied Healthcare Products, Inc. (a)	1,352	12,763
Alphatec Holdings, Inc. (a)	53,739	778,141
Angiodynamics, Inc. (a)	20,081	568,292
Apollo Endosurgery, Inc. (a)	16,872	149,317
Apyx Medical Corp. (a)	18,122	214,021
Aspira Women's Health, Inc. (a)(b)	64,182	244,533
Atricure, Inc. (a)	25,041	1,843,518
Atrion Corp.	985	683,649
Avinger, Inc. (a)	61,116	54,699
AxoGen, Inc. (a)	22,322	380,813
Axonics Modulation Technologies, Inc. (a)	23,344	1,750,333
Bellerophon Therapeutics, Inc. (a)	4,969	20,870
Beyond Air, Inc. (a)(b)	9,537	104,907
BioLase Technology, Inc. (a)(b)	104,396	80,124
BioLife Solutions, Inc. (a)	21,885	1,277,209
Biomerica, Inc. (a)(b)	5,860	26,253
BioSig Technologies, Inc. (a)	16,167	50,926
Bioventus, Inc.	22,570	327,491
BrainsWay Ltd. ADR (a)(b)	3,457	27,449
Cardiovascular Systems, Inc. (a)	23,790	851,444
Cerus Corp. (a)	93,501	603,081
Check Capital Ltd. (a)(b)	58,636	63,327
Chembio Diagnostics, Inc. (a)(b)	16,477	45,147
ClearPoint Neuro, Inc. (a)(b)	13,370	252,292
Co-Diagnostics, Inc. (a)	17,214	185,051
ConforMis, Inc. (a)	88,612	147,982
CryoPort, Inc. (a)(b)	25,113	1,596,433
Cutera, Inc. (a)(b)	9,505	472,779
CVRx, Inc. (b)	10,458	199,329
CytoSorbents Corp. (a)(b)	21,655	207,238
Dare Bioscience, Inc. (a)(b)	29,994	52,490
DarioHealth Corp. (a)	8,406	113,397
Delcath Systems, Inc. (a)(b)	2,322	23,220
Dentsply Sirona, Inc.	121,331	7,486,123
DexCom, Inc. (a)	53,764	28,463,737
Eargo, Inc. (a)(b)	21,526	430,735
EDAP TMS SA sponsored ADR (a)(b)	22,764	137,039
Ekso Bionics Holdings, Inc. (a)	5,843	27,930
electroCore, Inc. (a)	32,345	33,315
ENDRA Life Sciences, Inc. (a)	35,458	67,370
Establishment Labs Holdings, Inc. (a)(b)	13,987	1,049,025
Femasys, Inc. (b)	6,504	50,796
Fonar Corp. (a)	3,366	58,737
GBS, Inc. (a)(b)	5,218	16,906
Hancock Jaffe Laboratories, Inc. (a)(b)	3,269	25,760
Helius Medical Technologies, Inc. (U.S.) (a)(b)	1,605	22,663
Heska Corp. (a)	5,658	1,501,067
Hologic, Inc. (a)	142,548	11,282,674
ICU Medical, Inc. (a)	11,909	2,374,059
IDEXX Laboratories, Inc. (a)	47,373	31,918,032
Inari Medical, Inc. (a)	27,704	2,267,849
InMode Ltd. (a)	20,947	2,741,543
Inogen, Inc. (a)	13,301	787,286
Inspira Technologies Oxy BHN Ltd. (a)	2,924	10,526
InspireMD, Inc. (a)(b)	2,058	9,343
Insulet Corp. (a)	36,866	10,979,063
Integra LifeSciences Holdings Corp. (a)	47,002	3,535,960
Intersect ENT, Inc. (a)	22,132	602,212
IntriCon Corp. (a)	5,239	117,878
Intuitive Surgical, Inc. (a)	65,797	69,321,087
InVivo Therapeutics Holdings Corp. (a)(b)	43,910	29,227
INVO Bioscience, Inc. (a)	4,947	19,046
IRadimed Corp. (a)	7,986	269,607
iRhythm Technologies, Inc. (a)	16,455	786,549
Iridex Corp. (a)	7,305	55,299
Itamar Medical Ltd. ADR (a)(b)	4,304	91,847
Kewaunee Scientific Corp. (a)	1,782	23,612
Lantheus Holdings, Inc. (a)	36,857	971,919
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc.	12,899	730,341
LENSAR, Inc. (a)	5,527	49,080
LivaNova PLC (a)	27,107	2,241,478
Lucira Health, Inc. (b)	20,144	183,915
Masimo Corp. (a)	30,739	8,346,868
Medigus Ltd. ADR (a)(b)	7,664	11,726
Meridian Bioscience, Inc. (a)	24,681	499,543
Merit Medical Systems, Inc. (a)	31,052	2,228,602
Mesa Laboratories, Inc. (b)	2,822	753,248
Microbot Medical, Inc. (a)(b)	2,681	20,376
Misonix, Inc. (a)	8,900	226,060
Motus GI Holdings, Inc. (a)(b)	42,952	33,438
Nano-X Imaging Ltd. (a)(b)	26,181	645,623
NanoVibronix, Inc. (a)	25,676	70,609
Natus Medical, Inc. (a)	17,906	474,867
Nemaura Medical, Inc. (a)	11,700	81,783
Neogen Corp. (a)	59,046	2,585,034
Neovasc, Inc. (a)(b)	21,359	16,874
NeuroMetrix, Inc. (a)(b)	2,657	31,725
Neuronetics, Inc. (a)	15,647	105,148
NeuroOne Medical Technologies Corp. (a)	1,701	6,039
NeuroPace, Inc. (a)	12,686	269,451
Novocure Ltd. (a)	57,428	7,707,412
NuVasive, Inc. (a)	28,056	1,743,400
Nuwellis, Inc. (a)	6,913	27,929
Nyxoah SA (b)	2,971	98,043
OraSure Technologies, Inc. (a)	41,450	453,878
Ortho Clinical Diagnostics Holdings PLC	130,391	2,665,192
Orthofix International NV (a)	9,251	392,242
OrthoPediatrics Corp. (a)	10,727	751,963
Outset Medical, Inc.	25,168	1,240,531
PAVmed, Inc. (a)	45,379	331,267
PetVivo Holdings, Inc.	4,310	12,715
Predictive Oncology, Inc. (a)	38,220	40,895
Pro-Dex, Inc. (a)	3,523	88,780
Profound Medical Corp. (a)(b)	10,870	161,528
Pulmonx Corp.	19,855	797,972
Pulse Biosciences, Inc. (a)(b)	15,897	411,732
Quidel Corp. (a)(b)	23,611	3,044,638
Quotient Ltd. (a)	62,085	190,601
Repro Medical Systems, Inc. (a)(b)	31,356	101,907
Reshape Lifesciences, Inc. (a)(b)	5,882	20,352
ReWalk Robotics Ltd. (a)(b)	29,639	41,495
Rockwell Medical Technologies, Inc. (a)(b)	35,137	23,331
RxSight, Inc.	9,686	148,648
Sanara Medtech, Inc. (a)	4,237	144,566
Seaspine Holdings Corp. (a)	17,528	294,120
Second Sight Medical Products, Inc. (a)	21,714	83,816
Sensus Healthcare, Inc. (a)	7,030	25,027
Shockwave Medical, Inc. (a)	19,636	4,206,228
SI-BONE, Inc. (a)	17,331	423,050
Sientra, Inc. (a)(b)	31,005	188,510
Sight Sciences, Inc.	23,298	661,430
Silk Road Medical, Inc. (a)	19,105	1,132,544
Sintx Technologies, Inc. (a)(b)	21,155	30,252
SmileDirectClub, Inc. (a)(b)	66,496	365,728
Soliton, Inc. (a)	11,381	239,342
Staar Surgical Co. (a)	26,042	4,022,708
STRATA Skin Sciences, Inc. (a)	17,447	24,251
Surgalign Holdings, Inc. (a)	78,404	119,174
SurModics, Inc. (a)	7,764	466,383
Tactile Systems Technology, Inc. (a)	12,519	556,845
Talis Biomedical Corp.	13,579	109,447
Tandem Diabetes Care, Inc. (a)	35,095	3,936,606
Tela Bio, Inc. (a)	6,966	91,255
Thermogenesis Holdings, Inc. (a)	6,501	15,927
Titan Medical, Inc. (a)(b)	54,356	86,970
TransMedics Group, Inc. (a)	15,332	501,050
Treace Medical Concepts, Inc. (a)	28,866	728,867
Trinity Biotech PLC sponsored ADR (a)	13,909	36,859
Utah Medical Products, Inc.	2,529	224,069
Varex Imaging Corp. (a)	23,722	691,971
Venus Concept, Inc. (a)	28,117	64,107
ViewRay, Inc. (a)(b)	87,322	527,425
Viveve Medical, Inc. (a)	3,780	10,508
Zosano Pharma Corp. (a)(b)	87,573	61,870
Zynex, Inc. (a)(b)	19,173	257,110
		292,406,281
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	75,755	1,856,755
Acadia Healthcare Co., Inc. (a)	50,158	3,316,447
Accolade, Inc. (a)	36,734	1,740,457
AdaptHealth Corp. (a)	73,463	1,766,051
Addus HomeCare Corp. (a)	8,720	784,102
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	10,238
Akumin, Inc. (a)	36,627	79,481
Alignment Healthcare, Inc. (a)(b)	103,822	1,834,535
Amedisys, Inc. (a)	18,157	3,330,902
Apollo Medical Holdings, Inc. (a)	30,440	2,310,700
Apria, Inc.	19,041	679,192
Avalon GloboCare Corp. (a)	48,932	51,379
Aveanna Healthcare Holdings, Inc. (a)	100,162	945,529
Biodesix, Inc. (a)(b)	15,038	135,643
Caladrius Biosciences, Inc. (a)	30,152	39,499
CareMax, Inc. Class A (a)(b)	47,343	427,034
Castle Biosciences, Inc. (a)	13,646	1,047,058
Clover Health Investments Corp. (a)(b)	116,218	997,150
Corvel Corp. (a)	10,115	1,667,053
Covetrus, Inc. (a)	76,459	1,727,209
Cross Country Healthcare, Inc. (a)	20,193	439,198
Exagen, Inc. (a)	8,533	120,315
Field Trip Health Ltd. (a)	4,629	21,970
Five Star Senior Living, Inc. (a)	17,017	79,129
Fulgent Genetics, Inc. (a)(b)	16,010	1,460,752
Great Elm Group, Inc. (a)	7,056	16,723
Greenbrook TMS, Inc. (a)(b)	875	9,056
Guardant Health, Inc. (a)	56,235	7,157,028
HealthEquity, Inc. (a)	46,413	2,978,322
Henry Schein, Inc. (a)	78,144	5,906,905
IMAC Holdings, Inc. (a)	54,807	85,499
Innovage Holding Corp. (a)(b)	75,461	1,134,179
LHC Group, Inc. (a)	17,675	3,300,983
LifeStance Health Group, Inc.	207,500	3,083,450
Magellan Health Services, Inc. (a)	14,382	1,360,825
Modivcare, Inc. (a)	7,758	1,530,343
National Research Corp. Class A	13,880	749,520
Novo Integrated Sciences, Inc. (a)(b)	12,127	22,071
Ontrak, Inc. (a)(b)	10,232	124,012
Option Care Health, Inc. (a)	99,534	2,662,535
Patterson Companies, Inc.	54,157	1,659,370
Pennant Group, Inc. (a)	15,432	471,756
PetIQ, Inc. Class A (a)(b)	15,095	391,715
Precipio, Inc. (a)	16,994	57,270
Premier, Inc.	68,489	2,546,421
Privia Health Group, Inc. (a)(b)	59,244	1,766,064
Progenity, Inc. (a)(b)	35,463	31,551
Progyny, Inc. (a)	49,307	2,754,782
Psychemedics Corp. (a)	4,592	37,608
Quipt Home Medical Corp. (a)	13,889	90,695
R1 RCM, Inc. (a)	155,346	3,063,423
RadNet, Inc. (a)	28,732	902,472
Sharps Compliance Corp. (a)	8,144	73,215
Skylight Health Group, Inc. (a)	12,822	39,364
SOC Telemed, Inc. Class A (a)	51,400	139,294
Star Equity Holdings, Inc. (a)(b)	11,004	31,692
Surgery Partners, Inc. (a)	40,409	1,988,123
Talkspace, Inc. Class A (a)(b)	81,203	426,316
The Ensign Group, Inc.	30,304	2,474,928
The Joint Corp. (a)	8,305	848,522
Tivity Health, Inc. (a)	27,823	646,885
Viemed Healthcare, Inc. (a)	19,429	124,540
Vivos Therapeutics, Inc. (b)	10,825	56,940
		77,612,175
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	76,502	1,175,071
Biotricity, Inc. (a)	7,293	23,838
CareCloud, Inc. (a)(b)	13,011	109,032
Cerner Corp.	166,568	12,717,467
Certara, Inc. (b)	85,985	2,886,516
Change Healthcare, Inc. (a)	172,605	3,767,967
Computer Programs & Systems, Inc.	10,575	376,153
Forian, Inc. (a)(b)	18,658	227,814
G Medical Innovations Holdings Ltd. (a)	24,511	87,526
GoodRx Holdings, Inc. (b)	41,466	1,576,537
Health Catalyst, Inc. (a)	24,343	1,329,371
HealthStream, Inc. (a)	16,614	504,899
HTG Molecular Diagnostics (a)(b)	12,929	87,917
iCAD, Inc. (a)	15,927	192,080
Inovalon Holdings, Inc. Class A (a)	42,335	1,729,385
iSpecimen, Inc.	2,160	14,499
NantHealth, Inc. (a)	61,686	135,709
Nextgen Healthcare, Inc. (a)	35,416	540,448
Omnicell, Inc. (a)	23,837	3,701,171
OptimizeRx Corp. (a)(b)	10,957	725,134
Renalytix AI PLC ADR (a)(b)	4,865	135,831
Schrodinger, Inc. (a)	33,990	2,028,863
SCWorx, Corp. (a)	13,282	40,244
Sema4 Holdings Corp. Class A (a)(b)	99,216	942,552
Sharecare, Inc. Class A (a)(b)	184,895	1,379,317
Simulations Plus, Inc. (b)	10,611	470,067
SOPHiA GENETICS SA	6,740	133,299
Streamline Health Solutions, Inc. (a)	14,467	25,028
Tabula Rasa HealthCare, Inc. (a)(b)	13,654	427,507
Telemynd, Inc. (a)(c)	92	0
		37,491,242
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	48,558	8,542,323
23andMe Holding Co. Class A (a)(b)	60,282	518,425
AbCellera Biologics, Inc. (b)	150,046	2,517,772
Absci Corp.	49,703	933,422
Adaptive Biotechnologies Corp. (a)	77,604	2,818,577
Akoya Biosciences, Inc. (a)	19,467	310,888
Alpha Teknova, Inc.	15,220	289,332
Applied DNA Sciences, Inc. (a)(b)	2,126	12,458
Berkeley Lights, Inc. (a)	37,172	1,321,836
Bio-Techne Corp.	21,640	10,801,390
BioNano Genomics, Inc. (a)(b)	154,210	899,044
Bruker Corp.	84,617	7,472,527
Cellect Biotechnology Ltd. ADR (a)	10,200	54,060
Champions Oncology, Inc. (a)	10,958	106,183
ChromaDex, Inc. (a)(b)	42,495	362,482
Codex DNA, Inc.	15,404	199,790
Codexis, Inc. (a)	35,046	946,943
Compugen Ltd. (a)(b)	43,891	308,115
Cytek Biosciences, Inc.	68,800	1,567,264
Fluidigm Corp. (a)(b)	41,862	301,825
Genetic Technologies Ltd. ADR (a)(b)	2,511	8,512
Harvard Bioscience, Inc. (a)	25,302	208,995
ICON PLC (a)	44,705	11,434,198
Illumina, Inc. (a)	81,098	37,074,762
ImmunoPrecise Antibodies Ltd. (a)	9,457	69,793
Inotiv, Inc. (a)(b)	10,270	267,328
Maravai LifeSciences Holdings, Inc.	63,264	3,743,964
Medpace Holdings, Inc. (a)	20,021	3,650,829
Miromatrix Medical, Inc. (b)	10,203	92,235
Nanostring Technologies, Inc. (a)	24,841	1,445,746
Nautilus Biotechnology, Inc. (b)	65,397	515,982
NeoGenomics, Inc. (a)	65,432	3,181,304
Olink Holding AB ADR (a)(b)	11,175	357,712
Pacific Biosciences of California, Inc. (a)	110,195	3,450,205
Personalis, Inc. (a)	23,807	504,232
PPD, Inc. (a)	195,119	9,035,961
Quanterix Corp. (a)	19,890	1,015,385
Quantum-Si, Inc. (a)(b)	64,799	629,846
Rapid Micro Biosystems, Inc.	21,522	406,766
Seer, Inc.	31,644	1,265,127
Singular Genomics Systems, Inc. (a)(b)	38,149	630,603
Sotera Health Co.	157,250	3,846,335
Syneos Health, Inc. (a)	58,184	5,398,312
		128,518,788
Pharmaceuticals - 0.7%
4D Pharma PLC ADR (a)	1,165	11,312
9 Meters Biopharma, Inc. (a)	137,039	178,151
A Menarini Industrie Farmaceut rights (a)(c)	32,407	11,086
Aadi Bioscience, Inc. (a)	1,494	38,919
Aadi Bioscience, Inc. rights (a)(c)	22,410	448
Acasti Pharma, Inc. (a)	146,784	48,989
AcelRx Pharmaceuticals, Inc. (a)	78,035	87,399
Acer Therapeutics, Inc. (a)(b)	14,284	37,567
Aclaris Therapeutics, Inc. (a)	33,259	539,128
Adamis Pharmaceuticals Corp. (a)(b)	103,311	112,609
Adial Pharmaceuticals, Inc. (a)(b)	16,546	67,839
Aerie Pharmaceuticals, Inc. (a)(b)	28,131	419,433
Agile Therapeutics, Inc. (a)(b)	61,745	71,624
Akari Therapeutics PLC sponsored ADR (a)	30,264	55,686
Alimera Sciences, Inc. (a)	5,507	32,987
Altamira Therapeutics Ltd. (a)(b)	18,871	50,952
Amphastar Pharmaceuticals, Inc. (a)	38,728	761,392
Amryt Pharma PLC ADR (a)(b)	29,878	331,646
Anebulo Pharmaceuticals, Inc. (b)	4,108	27,729
Angion Biomedica Corp.	16,608	182,854
ANI Pharmaceuticals, Inc. (a)	9,565	290,106
Antares Pharma, Inc. (a)	98,062	386,364
Aquestive Therapeutics, Inc. (a)(b)	39,828	182,412
Artelo Biosciences, Inc. (a)	48,785	44,438
Arvinas Holding Co. LLC (a)	27,103	2,336,550
Assertio Holdings, Inc. (a)	39,380	42,137
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR	199,070	11,601,800
atai Life Sciences NV (b)	84,740	1,388,041
Atea Pharmaceuticals, Inc.	47,154	1,401,417
Athira Pharma, Inc.	22,163	234,706
Aurora Cannabis, Inc. (a)(b)	117,561	872,303
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	335,977
Avalo Therapeutics, Inc. (a)	54,570	169,167
Avenue Therapeutics, Inc. (a)(b)	12,483	22,594
Axsome Therapeutics, Inc. (a)(b)	22,242	571,175
Aytu BioScience, Inc. (a)(b)	14,838	56,384
Baudax Bio, Inc. (a)	50,554	31,849
Biodelivery Sciences International, Inc. (a)	89,535	345,605
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	37,036
Calliditas Therapeutics AB ADR (a)(b)	5,831	164,318
Cara Therapeutics, Inc. (a)	34,753	548,402
Cardiol Therapeutics, Inc. (a)	18,965	70,641
Cassava Sciences, Inc. (a)(b)	22,322	1,269,006
China SXT Pharmaceuticals, Inc. (a)(b)	26,642	30,905
Citius Pharmaceuticals, Inc. (a)(b)	75,361	169,562
Clearside Biomedical, Inc. (a)	38,079	262,364
Clever Leaves Holdings, Inc. (a)(b)	14,276	132,196
CNS Pharmaceuticals, Inc. (a)	18,942	32,201
Cocrystal Pharma, Inc. (a)	50,667	59,280
Collegium Pharmaceutical, Inc. (a)	24,854	510,253
Corcept Therapeutics, Inc. (a)	70,711	1,504,730
CorMedix, Inc. (a)	21,588	139,458
Cronos Group, Inc. (a)(b)	206,950	1,367,940
Cumberland Pharmaceuticals, Inc. (a)	11,327	32,622
CymaBay Therapeutics, Inc. (a)	58,261	230,714
Cyteir Therapeutics, Inc. (b)	18,602	354,926
Dermata Therapeutics, Inc.	15,860	90,556
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	139,062	193,296
Edgewise Therapeutics, Inc. (a)(b)	27,427	434,444
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)	39,164	63,446
Endo International PLC (a)	136,064	311,587
Enveric Biosciences, Inc. (a)(b)	11,544	22,973
Esperion Therapeutics, Inc. (a)(b)	14,765	192,240
Eton Pharmaceuticals, Inc. (a)(b)	19,371	102,085
Evofem Biosciences, Inc. (a)(b)	82,798	73,442
Evoke Pharma, Inc. (a)(b)	40,987	47,955
Evolus, Inc. (a)(b)	29,762	315,477
EyeGate Pharmaceuticals, Inc. (a)	32,692	60,153
Eyenovia, Inc. (a)	21,508	118,294
Eyepoint Pharmaceuticals, Inc. (a)	16,085	175,970
Fulcrum Therapeutics, Inc. (a)	20,485	608,405
GH Research PLC (b)	27,198	594,820
Graybug Vision, Inc. (b)	12,609	55,227
Harmony Biosciences Holdings, Inc. (a)	33,782	1,144,872
Harrow Health, Inc. (a)	22,525	238,765
Hepion Pharmaceuticals, Inc. (a)	40,121	64,595
HEXO Corp. (a)	80,723	198,579
High Tide, Inc. (a)(b)	46,134	336,317
Hoth Therapeutics, Inc. (a)(b)	49,686	67,573
Hutchison China Meditech Ltd. sponsored ADR (a)	33,593	1,355,813
Ikena Oncology, Inc. (a)	19,773	254,479
IMARA, Inc. (a)	15,052	72,099
InMed Pharmaceuticals, Inc. (a)	4,383	9,686
Innoviva, Inc. (a)	52,301	798,113
Intra-Cellular Therapies, Inc. (a)	47,541	1,578,361
Iterum Therapeutics PLC (a)(b)	101,102	67,738
Jaguar Health, Inc. (a)	83,167	99,800
Jazz Pharmaceuticals PLC (a)	34,034	4,482,618
Kala Pharmaceuticals, Inc. (a)(b)	31,202	105,463
Kaleido Biosciences, Inc. (a)(b)	23,609	144,959
KemPharm, Inc. (a)	18,495	172,004
Landos Biopharma, Inc.	23,054	306,157
Lexaria Bioscience Corp. (a)(b)	2,740	17,043
Lipocine, Inc. (a)	61,226	80,206
Liquidia Technologies, Inc. (a)	32,984	88,067
Longboard Pharmaceuticals, Inc. (a)	6,573	61,655
Lyra Therapeutics, Inc. (a)(b)	9,646	68,872
Marinus Pharmaceuticals, Inc. (a)(b)	20,303	250,945
MediWound Ltd. (a)(b)	23,801	86,636
Milestone Pharmaceuticals, Inc. (a)	20,859	128,491
Mind Medicine (MindMed), Inc. (a)	186,943	540,265
MyMD Pharmaceuticals, Inc. (a)	21,161	137,547
Nabriva Therapeutics PLC (a)(b)	42,738	45,302
Nektar Therapeutics (a)	108,015	1,672,072
NGM Biopharmaceuticals, Inc. (a)	44,097	962,638
NLS Pharmaceutics Ltd. (a)(b)	14,362	35,474
Novan, Inc. (a)(b)	10,162	97,454
NRX Pharmaceuticals, Inc. (a)(b)	34,475	541,258
Ocular Therapeutix, Inc. (a)	42,919	453,225
Ocuphire Pharma, Inc. (a)(b)	9,487	42,217
Odonate Therapeutics, Inc. (a)	25,693	89,155
Omeros Corp. (a)(b)	40,138	654,249
Onconova Therapeutics, Inc. (a)(b)	12,224	65,154
Opiant Pharmaceuticals, Inc. (a)	3,728	64,755
OptiNose, Inc. (a)(b)	43,019	125,185
Oramed Pharmaceuticals, Inc. (a)	18,130	356,798
Osmotica Pharmaceuticals PLC (a)(b)	40,948	144,137
Otonomy, Inc. (a)	53,180	82,961
Pacira Biosciences, Inc. (a)	26,424	1,566,679
PainReform Ltd. (b)	8,889	26,223
Palisade Bio, Inc. (a)	13,510	37,963
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	164,999
Petros Pharmaceuticals, Inc. (a)(b)	6,734	15,152
Pharvaris BV (b)	18,643	377,334
Phathom Pharmaceuticals, Inc. (a)	17,684	629,374
Phibro Animal Health Corp. Class A (b)	16,621	403,724
Pliant Therapeutics, Inc. (a)	21,561	393,273
PLx Pharma PLC (a)	15,915	281,855
PolyPid Ltd. (a)	12,545	118,927
Processa Pharmaceuticals, Inc. (b)	11,057	72,092
ProPhase Labs, Inc. (b)	7,224	38,721
Provention Bio, Inc. (a)(b)	40,087	268,984
Pulmatrix, Inc. (a)	44,393	36,398
Purple Biotech Ltd. ADR (a)(b)	12,666	62,823
Qilian International Holding Group Ltd. (b)	23,641	97,637
Rain Therapeutics, Inc. (a)	10,662	186,905
Rani Therapeutics Holdings, Inc.	10,541	193,268
Reata Pharmaceuticals, Inc. (a)	18,243	1,943,062
RedHill Biopharma Ltd. sponsored ADR (a)(b)	26,419	266,832
Regencell Bioscience Holdings Ltd. (b)	6,816	234,130
Relmada Therapeutics, Inc. (a)	12,198	291,654
Revance Therapeutics, Inc. (a)	42,674	1,142,810
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	54,903
Royalty Pharma PLC	219,056	8,466,514
Sanofi SA sponsored ADR	131,019	6,784,164
Satsuma Pharmaceuticals, Inc. (a)	19,951	98,358
scPharmaceuticals, Inc. (a)	18,268	114,540
SCYNEXIS, Inc. (a)(b)	13,265	86,488
Seelos Therapeutics, Inc. (a)	60,508	133,118
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)	31,648	54,751
SIGA Technologies, Inc. (a)	66,111	431,705
Sol-Gel Technologies Ltd. (a)(b)	13,406	131,647
Sonoma Pharmaceuticals, Inc. (a)	4,975	31,542
Strongbridge Biopharma PLC (a)	39,901	89,777
Supernus Pharmaceuticals, Inc. (a)	32,482	894,229
Tarsus Pharmaceuticals, Inc. (a)	12,561	332,867
Teligent, Inc. (a)	94,072	37,328
Terns Pharmaceuticals, Inc.	14,756	198,616
TFF Pharmaceuticals, Inc. (a)(b)	14,144	121,921
TherapeuticsMD, Inc. (a)(b)	223,639	177,793
Theravance Biopharma, Inc. (a)	40,473	335,926
Tilray, Inc. Class 2 (a)(b)	248,906	3,407,523
Titan Pharmaceuticals, Inc. (a)(b)	19,257	43,136
Trevi Therapeutics, Inc. (a)	7,164	11,892
Tricida, Inc. (a)(b)	34,018	147,638
Universe Pharmaceuticals, Inc. (a)(b)	8,802	20,421
Vallon Pharamceuticals, Inc. (b)	9,542	67,080
Verona Pharma PLC ADR (a)(b)	10,707	62,315
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	182,470
Viatris, Inc.	674,955	9,874,592
Virpax Pharmaceuticals, Inc.	2,479	47,349
Vyne Therapeutics, Inc. (a)(b)	30,249	51,423
WAVE Life Sciences (a)	32,769	207,428
Xeris Pharmaceuticals, Inc. (a)(b)	45,418	125,354
Yunhong International (a)(b)	1,686	17,282
Zogenix, Inc. (a)(b)	35,750	529,458
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	96,432
		94,478,979
TOTAL HEALTH CARE		1,365,217,062
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	13,397	1,371,317
AerSale Corp. (a)	22,990	311,055
Astra Space, Inc. Class A (a)(b)	141,884	1,337,966
Astronics Corp. (a)	11,489	153,493
Astrotech Corp. (a)	36,874	40,930
Axon Enterprise, Inc. (a)	35,906	6,530,224
Byrna Technologies, Inc. (a)	14,709	430,680
EHang Holdings Ltd. ADR (a)(b)	18,045	490,824
Elbit Systems Ltd. (b)	24,443	3,546,924
Innovative Solutions & Support, Inc.	5,109	36,121
Kratos Defense & Security Solutions, Inc. (a)	68,797	1,700,662
Mercury Systems, Inc. (a)	30,699	1,546,616
Momentus, Inc. Class A (a)(b)	25,025	258,008
PAE, Inc. (a)	49,577	331,670
RADA Electronic Industries Ltd. (a)(b)	29,760	339,562
Sigma Labs, Inc. (a)(b)	14,199	48,419
TAT Technologies Ltd. (a)	4,899	29,296
VirTra, Inc. (a)	1,810	14,824
		18,518,591
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,316	45,152
Air Transport Services Group, Inc. (a)	45,748	1,253,038
Atlas Air Worldwide Holdings, Inc. (a)	14,813	1,083,867
C.H. Robinson Worldwide, Inc.	73,086	6,582,125
Echo Global Logistics, Inc. (a)	16,109	529,664
Expeditors International of Washington, Inc.	92,971	11,587,905
Forward Air Corp.	15,781	1,391,411
Hub Group, Inc. Class A (a)	18,343	1,287,679
		23,760,841
Airlines - 0.2%
Allegiant Travel Co. (a)	9,630	1,853,197
American Airlines Group, Inc. (a)(b)	358,717	7,152,817
Blade Air Mobility, Inc. (a)(b)	44,231	376,406
Frontier Group Holdings, Inc. (a)	120,000	1,839,600
Hawaiian Holdings, Inc. (a)	31,196	630,783
JetBlue Airways Corp. (a)	173,244	2,621,182
Mesa Air Group, Inc. (a)	19,225	153,416
Ryanair Holdings PLC sponsored ADR (a)	54,260	5,843,802
SkyWest, Inc. (a)	27,552	1,285,301
Sun Country Airlines Holdings, Inc. (a)	30,637	992,332
United Airlines Holdings, Inc. (a)	181,406	8,437,193
		31,186,029
Building Products - 0.1%
AAON, Inc.	28,630	1,949,989
American Woodmark Corp. (a)	8,946	630,335
Antelope Enterprise Holdings L (a)(b)	10,431	33,066
Apogee Enterprises, Inc.	14,762	634,471
Applied UV, Inc.	4,305	29,877
Caesarstone Sdot-Yam Ltd.	17,593	228,709
CSW Industrials, Inc.	8,215	1,090,870
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	162,764
Gibraltar Industries, Inc. (a)	18,047	1,347,389
Tecnoglass, Inc.	25,380	580,187
UFP Industries, Inc.	34,268	2,572,841
View, Inc. Class A (a)(b)	121,207	607,247
		9,867,745
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	10,264	209,488
Aqua Metals, Inc. (a)(b)	36,541	86,968
BioHiTech Global, Inc. (a)(b)	8,693	12,170
Casella Waste Systems, Inc. Class A (a)	27,982	2,070,388
CECO Environmental Corp. (a)	21,695	163,797
China Recycling Energy Corp. (a)(b)	2,863	26,225
Cimpress PLC (a)	14,362	1,364,103
Cintas Corp.	58,183	23,027,086
Copart, Inc. (a)	131,160	18,929,011
Driven Brands Holdings, Inc.	92,792	2,772,625
Fuel Tech, Inc. (a)	7,428	13,890
Healthcare Services Group, Inc.	42,504	1,111,905
Heritage-Crystal Clean, Inc. (a)	13,663	403,605
Herman Miller, Inc.	33,262	1,398,002
Interface, Inc.	29,819	428,797
Kimball International, Inc. Class B	36,143	450,703
Matthews International Corp. Class A	14,831	549,192
Odyssey Marine Exploration, Inc. (a)(b)	6,411	35,581
Performant Financial Corp. (a)	28,923	124,947
Perma-Fix Environmental Services, Inc. (a)	9,998	57,688
PyroGenesis Canada, Inc. (a)(b)	98,007	411,629
Quest Resource Holding Corp. (a)	5,212	34,712
Quhuo Ltd. ADR (a)(b)	3,482	7,695
Recycling Asset Holdings, Inc. (a)(c)	694	24
SP Plus Corp. (a)	13,740	445,039
Stericycle, Inc. (a)	50,332	3,503,107
Tetra Tech, Inc.	29,837	4,291,754
TOMI Environmental Solutions, Inc. (a)(b)	8,765	15,163
U.S. Ecology, Inc. (a)	16,302	584,427
Vidler Water Resouces, Inc. (a)	18,610	277,103
Virco Manufacturing Co. (a)	950	3,563
VSE Corp.	7,604	380,124
		63,190,511
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd.	2,968	39,563
Concrete Pumping Holdings, Inc. (a)	28,584	237,533
Construction Partners, Inc. Class A (a)	19,146	640,817
Great Lakes Dredge & Dock Corp. (a)	35,442	535,529
IES Holdings, Inc. (a)	11,098	542,692
Infrastructure and Energy Alternatives, Inc. (a)	12,706	163,018
iSun, Inc. (a)(b)	4,788	39,022
Limbach Holdings, Inc. (a)	6,648	52,519
Matrix Service Co. (a)	12,262	138,315
MYR Group, Inc. (a)	9,722	1,011,185
Northwest Pipe Co. (a)	5,851	151,658
NV5 Global, Inc. (a)	8,216	868,020
Orbital Energy Group, Inc. (a)(b)	34,811	119,054
Primoris Services Corp.	28,950	744,015
SG Blocks, Inc. (a)	5,721	23,742
Sterling Construction Co., Inc. (a)	15,145	349,244
Willscot Mobile Mini Holdings (a)	126,245	3,736,852
		9,392,778
Electrical Equipment - 0.2%
Advent Technologies Holdings, Inc. Class A (a)(b)	23,862	176,579
Allied Motion Technologies, Inc.	8,863	306,305
American Superconductor Corp. (a)	13,822	205,948
Array Technologies, Inc.	71,241	1,358,566
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	76,311	262,510
Ballard Power Systems, Inc. (a)(b)	164,663	2,766,338
Beam Global (a)(b)	4,738	147,541
Broadwind, Inc. (a)(b)	9,566	30,611
Capstone Turbine Corp. (a)	5,108	24,161
CBAK Energy Technology, Inc. (a)(b)	48,117	153,493
Encore Wire Corp.	10,986	933,920
Energous Corp. (a)(b)	26,684	65,643
Energy Focus, Inc. (a)(b)	617	2,110
Enovix Corp. (a)(b)	74,884	1,162,949
Eos Energy Enterprises, Inc. (a)(b)	29,970	387,212
Flux Power Holdings, Inc.	6,183	50,824
FTC Solar, Inc. (a)	44,589	483,791
FuelCell Energy, Inc. (a)(b)	179,365	1,119,238
Fusion Fuel Green PLC Class A (a)(b)	4,794	57,480
Ideal Power, Inc. (a)(b)	2,681	44,237
LSI Industries, Inc.	17,145	142,304
Nuvve Holding Corp. (a)(b)	16,407	166,695
Orion Energy Systems, Inc. (a)	14,347	65,279
Pioneer Power Solutions, Inc.	9,793	39,172
Plug Power, Inc. (a)(b)	315,711	8,227,429
Polar Power, Inc. (a)(b)	8,285	54,764
Powell Industries, Inc.	6,368	161,110
Preformed Line Products Co.	3,095	217,021
Shoals Technologies Group, Inc. (b)	51,848	1,688,689
Sunrun, Inc. (a)	112,914	4,996,445
Sunworks, Inc. (a)	14,202	107,083
TPI Composites, Inc. (a)	19,991	725,873
Ultralife Corp. (a)	11,042	90,434
Vicor Corp. (a)	17,479	2,156,384
		28,578,138
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	387,800	89,934,698
Icahn Enterprises LP	139,153	7,649,240
Raven Industries, Inc.	19,549	1,140,684
		98,724,622
Machinery - 0.5%
Agrify Corp. (b)	11,285	320,494
Altra Industrial Motion Corp.	35,733	2,092,524
Astec Industries, Inc.	13,267	811,144
Berkshire Grey, Inc. Class A (a)(b)	53,505	459,073
Blue Bird Corp. (a)	16,718	361,945
Columbus McKinnon Corp. (NY Shares)	16,265	749,003
Commercial Vehicle Group, Inc. (a)	21,200	222,812
Eastern Co.	4,547	123,724
Energy Recovery, Inc. (a)	35,074	716,562
ExOne Co. (a)	12,897	316,621
Franklin Electric Co., Inc.	25,745	2,187,810
FreightCar America, Inc. (a)(b)	11,480	60,614
Gencor Industries, Inc. (a)	8,433	97,654
Greenland Technologies Holding Corp. (a)(b)	5,467	37,504
GreenPower Motor Co., Inc. (b)	11,083	152,391
Helios Technologies, Inc.	17,260	1,408,761
Hillman Solutions Corp. Class A (a)	55,583	682,559
Hurco Companies, Inc.	4,416	147,362
Hydrofarm Holdings Group, Inc.	24,337	1,230,479
Hyzon Motors, Inc. Class A (a)(b)	114,480	1,079,546
Ideanomics, Inc. (a)(b)	232,089	582,543
Kornit Digital Ltd. (a)	25,353	3,305,271
L.B. Foster Co. Class A (a)	5,419	92,394
Lincoln Electric Holdings, Inc.	32,763	4,574,042
LiqTech International, Inc. (a)(b)	14,828	78,144
Manitex International, Inc. (a)	14,236	113,461
Middleby Corp. (a)	30,871	5,647,541
Nikola Corp. (a)(b)	217,975	2,273,479
Nisun International Enterprise (a)(b)	11,226	107,545
NN, Inc. (a)	20,566	111,879
Nordson Corp.	32,168	7,675,285
Omega Flex, Inc. (b)	5,646	858,192
PACCAR, Inc.	191,827	15,704,876
Park-Ohio Holdings Corp.	5,074	130,808
Perma-Pipe International Holdings, Inc. (a)	5,390	37,838
Proterra, Inc. Class A (a)(b)	112,733	1,180,315
RBC Bearings, Inc. (a)	13,892	3,216,276
Taylor Devices, Inc. (a)	1,759	21,249
The Shyft Group, Inc.	20,942	921,657
TriMas Corp. (a)	23,430	752,337
Twin Disc, Inc. (a)	9,749	121,863
Urban-Gro, Inc. (a)	1,561	23,883
voxeljet AG ADR (a)	2,769	20,214
Westport Fuel Systems, Inc. (a)	72,395	286,684
Woodward, Inc.	35,161	4,252,371
		65,348,729
Marine - 0.0%
Capital Product Partners LP	6,724	83,512
Castor Maritime, Inc. (a)(b)	49,703	114,317
Eagle Bulk Shipping, Inc. (a)(b)	6,979	344,693
EuroDry Ltd. (a)	13,176	391,327
Euroseas Ltd. (a)(b)	2,629	62,360
Globus Maritime Ltd. (a)(b)	9,253	29,239
Golden Ocean Group Ltd.	99,171	1,138,483
Grindrod Shipping Holdings Ltd. (a)(b)	8,483	137,764
Navios Maritime Partners LP	1	29
Pangaea Logistics Solutions Ltd.	24,288	119,011
Performance Shipping, Inc. (b)	40,265	190,856
Pyxis Tankers, Inc. (a)(b)	42,562	30,645
Seanergy Martime Holdings Corp. (a)(b)	72,085	90,106
Star Bulk Carriers Corp.	49,906	1,151,331
		3,883,673
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	22,264	1,709,875
Acacia Research Corp. (a)	26,315	160,258
ATIF Holdings Ltd. (a)(b)	5,360	18,385
Atlas Technical Consultants, Inc. (a)	19,217	194,476
Barrett Business Services, Inc.	3,985	308,838
China Index Holdings Ltd. ADR (a)(b)	30,315	45,776
CoStar Group, Inc. (a)	219,294	18,582,974
CRA International, Inc.	4,701	437,146
DLH Holdings Corp. (a)	5,065	59,261
Exponent, Inc.	28,889	3,377,124
First Advantage Corp.	83,856	1,902,693
Forrester Research, Inc. (a)	10,756	511,448
Global Internet of People, Inc. (a)(b)	8,860	21,530
Headhunter Group PLC ADR	13,600	720,936
Heidrick & Struggles International, Inc.	8,594	371,433
Hirequest, Inc. (b)	6,327	117,366
Hudson Global, Inc. (a)	1,375	23,581
Huron Consulting Group, Inc. (a)	11,971	591,008
ICF International, Inc.	10,225	957,674
Kelly Services, Inc. Class A (non-vtg.)	21,044	409,095
Kforce, Inc.	10,845	633,565
LegalZoom.com, Inc. (b)	108,907	3,727,887
ManTech International Corp. Class A	15,383	1,217,872
RCM Technologies, Inc. (a)	4,323	22,220
Recruiter.com Group, Inc. (b)	5,043	20,424
Red Violet, Inc. (a)(b)	8,743	250,487
Rekor Systems, Inc. (a)(b)	22,727	248,179
Resources Connection, Inc.	22,136	349,749
ShiftPixy, Inc. (a)	8,773	12,896
Upwork, Inc. (a)	69,606	3,112,084
Verisk Analytics, Inc.	89,654	18,088,591
Where Food Comes From, Inc. (b)	1,290	17,028
Willdan Group, Inc. (a)	7,167	270,984
		58,492,843
Road & Rail - 0.8%
AMERCO	10,972	7,254,138
ArcBest Corp.	13,918	928,748
Avis Budget Group, Inc. (a)	38,789	3,520,102
Covenant Transport Group, Inc. Class A (a)	6,293	153,297
CSX Corp.	1,260,990	41,020,005
Daseke, Inc. (a)	34,313	324,258
Ezgo Technologies Ltd. (b)	2,944	9,450
Heartland Express, Inc.	44,050	739,159
Helbiz, Inc. (a)	4,659	31,308
HyreCar, Inc. (a)	10,990	123,528
J.B. Hunt Transport Services, Inc.	58,717	10,416,396
Landstar System, Inc.	21,474	3,608,276
Lyft, Inc. (a)	179,032	8,523,714
Marten Transport Ltd.	47,473	740,104
MingZhu Logistics Holdings Ltd. (b)	8,334	30,336
Old Dominion Freight Lines, Inc.	64,306	18,566,428
P.A.M. Transportation Services, Inc.	7,002	244,860
Patriot Transportation Holding, Inc.	1,759	21,565
Saia, Inc. (a)	14,496	3,480,924
Td Holdings, Inc. (a)(b)	38,567	32,971
TuSimple Holdings, Inc. (a)(b)	102,817	4,303,920
U.S.A. Truck, Inc. (a)	5,235	75,908
Universal Logistics Holdings, Inc.	17,590	384,693
Werner Enterprises, Inc.	37,001	1,744,967
Yellow Corp. (a)	25,553	155,618
		106,434,673
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,797	1,997,270
Code Chain New Continent Ltd. (a)(b)	17,695	25,304
DXP Enterprises, Inc. (a)	9,057	271,529
Euro Tech Holdings Co. Ltd.	3,067	11,769
Fastenal Co.	317,901	17,754,771
H&E Equipment Services, Inc.	19,766	673,032
Hudson Technologies, Inc. (a)	40,436	131,821
Huttig Building Products, Inc. (a)	17,487	102,474
Karat Packaging, Inc. (a)	10,117	237,446
Lawson Products, Inc. (a)	5,086	268,287
McGrath RentCorp.	12,871	898,138
Rush Enterprises, Inc.:
Class A	24,910	1,098,531
Class B	6,706	284,267
Titan Machinery, Inc. (a)	11,661	334,904
Transcat, Inc. (a)	4,527	306,750
Willis Lease Finance Corp. (a)	3,418	128,688
		24,524,981
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	3,405	164,359
Sino-Global Shipping America Ltd. (a)	11,251	34,878
		199,237
TOTAL INDUSTRIALS		542,103,391
INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	26,355	544,494
Applied Optoelectronics, Inc. (a)(b)	20,141	147,634
AudioCodes Ltd.	17,081	534,635
Aviat Networks, Inc. (a)	6,448	228,517
CalAmp Corp. (a)	18,255	207,012
Cambium Networks Corp. (a)	14,493	543,053
Casa Systems, Inc. (a)	44,197	311,147
Cellebrite DI Ltd. (a)(b)	73,642	754,831
Ceragon Networks Ltd. (a)(b)	40,973	165,531
Cisco Systems, Inc.	2,338,727	138,031,668
Clearfield, Inc. (a)	9,087	411,732
ClearOne, Inc. (a)	10,289	26,751
CommScope Holding Co., Inc. (a)	112,653	1,779,917
Communications Systems, Inc. (a)(b)	4,332	29,458
COMSovereign Holding Corp. (b)	34,013	70,747
Comtech Telecommunications Corp.	12,600	321,552
Digi International, Inc. (a)	19,090	419,598
DZS, Inc. (a)	13,141	181,477
EchoStar Holding Corp. Class A (a)(b)	23,662	638,874
EMCORE Corp. (a)	20,355	152,255
Ericsson (B Shares) sponsored ADR	208,281	2,461,881
Extreme Networks, Inc. (a)	71,064	769,623
F5 Networks, Inc. (a)	33,009	6,719,642
Franklin Wireless Corp. (a)	5,335	42,680
Genasys, Inc. (a)	20,513	109,334
Gilat Satellite Networks Ltd. (b)	28,312	278,307
Harmonic, Inc. (a)	60,290	557,080
Infinera Corp. (a)(b)	113,084	957,821
Inseego Corp. (a)(b)	55,229	463,924
Ituran Location & Control Ltd.	10,985	286,599
KVH Industries, Inc. (a)	10,763	113,765
Lantronix, Inc. (a)	15,008	96,351
Lumentum Holdings, Inc. (a)	42,344	3,668,684
Minim, Inc. (a)(b)	14,155	30,999
NETGEAR, Inc. (a)	18,625	665,471
NetScout Systems, Inc. (a)	41,313	1,132,802
Ondas Holdings, Inc. (b)	13,139	93,944
PC-Tel, Inc.	11,312	74,999
Radware Ltd. (a)	27,195	932,245
Resonant, Inc. (a)(b)	31,480	86,570
Ribbon Communications, Inc. (a)	79,551	519,468
Sierra Wireless, Inc. (a)(b)	18,467	302,120
Silicom Ltd. (a)	4,848	216,996
Siyata Mobile, Inc. (a)(b)	5,656	25,226
Tessco Technologies, Inc. (a)	10,061	62,076
UTStarcom Holdings Corp. (a)	48,947	62,407
ViaSat, Inc. (a)	40,249	2,078,458
Viavi Solutions, Inc. (a)	125,363	2,042,163
Vislink Technologies, Inc. (a)(b)	25,373	54,298
		170,406,816
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (b)	15,054	541,944
Advanced Energy Industries, Inc.	21,207	1,912,447
Airgain, Inc. (a)	4,073	57,959
Akoustis Technologies, Inc. (a)	25,825	256,184
Avnet, Inc.	53,663	2,171,205
Bel Fuse, Inc.:
Class A	1,125	17,044
Class B (non-vtg.)	5,258	74,243
CDW Corp.	77,586	15,564,527
Cemtrex, Inc. (a)	30,161	37,400
ClearSign Combustion Corp. (a)	16,057	50,419
Coda Octopus Group, Inc. (a)(b)	4,103	37,378
Cognex Corp.	98,291	8,710,548
Coherent, Inc. (a)	13,614	3,439,849
CPS Technologies Corp. (a)	7,597	44,366
Daktronics, Inc. (a)	31,984	194,783
Data I/O Corp. (a)	15,054	84,754
Deswell Industries, Inc.	1,758	7,647
Digital Ally, Inc. (a)(b)	23,185	32,227
ePlus, Inc. (a)	7,090	767,280
Evolv Technologies Holdings, Inc. (a)(b)	18,048	140,413
FARO Technologies, Inc. (a)	11,137	767,785
Flex Ltd. (a)	275,758	5,123,584
Frequency Electronics, Inc. (a)	5,274	57,223
Hollysys Automation Technologies Ltd. (b)	32,959	647,644
Identiv, Inc. (a)	10,328	183,425
IEC Electronics Corp. (a)	3,892	59,431
II-VI, Inc. (a)	58,179	3,664,113
Innoviz Technologies Ltd. (a)(b)	72,685	548,045
Insight Enterprises, Inc. (a)	19,371	1,993,082
Integrated Media Technology Ltd. (a)(b)	2,239	11,083
Intellicheck, Inc. (a)(b)	10,166	89,664
Interlink Electronics, Inc. (a)(b)	2,544	24,931
IPG Photonics Corp. (a)	29,805	5,087,117
Iteris, Inc. (a)	22,008	125,446
Itron, Inc. (a)	24,868	2,089,161
KEY Tronic Corp. (a)	6,057	42,217
Kimball Electronics, Inc. (a)	15,945	385,391
LightPath Technologies, Inc. Class A (a)	12,016	27,396
Littelfuse, Inc.	13,581	3,876,017
Luna Innovations, Inc. (a)	21,826	235,066
Magal Security Systems Ltd. (b)	12,188	72,397
Mechanical Technology, Inc. (a)	5,272	52,562
MicroVision, Inc. (a)	87,687	1,291,630
MICT, Inc. (a)	60,111	107,599
Napco Security Technolgies, Inc. (a)	11,834	463,064
National Instruments Corp.	72,866	3,047,256
Neonode, Inc. (a)(b)	4,962	24,165
nLIGHT, Inc. (a)	23,656	653,142
Novanta, Inc. (a)	19,813	3,035,748
OSI Systems, Inc. (a)	9,960	985,442
PC Connection, Inc.	15,743	762,119
Plexus Corp. (a)	16,687	1,532,367
Powerfleet, Inc. (a)	19,674	140,079
Red Cat Holdings, Inc.	20,617	57,521
Research Frontiers, Inc. (a)(b)	18,055	41,346
RF Industries Ltd. (a)	2,448	20,563
Richardson Electronics Ltd.	7,825	69,251
Sanmina Corp. (a)	34,858	1,376,194
ScanSource, Inc. (a)	12,803	455,531
SGOCO Technology Ltd. (a)(b)	52,796	436,623
Supercom Ltd. (a)(b)	8,931	10,807
Trimble, Inc. (a)	139,198	13,115,236
TTM Technologies, Inc. (a)	56,839	795,746
UTime Ltd. (a)(b)	4,556	30,616
Velodyne Lidar, Inc. (a)(b)	104,840	691,944
Wayside Technology Group, Inc.	3,243	88,339
Wrap Technologies, Inc. (a)(b)	19,549	146,031
Zebra Technologies Corp. Class A (a)	29,691	17,433,664
		106,117,420
IT Services - 3.4%
21Vianet Group, Inc. ADR (a)(b)	72,436	1,433,508
Affirm Holdings, Inc. (b)	82,809	7,977,819
Akamai Technologies, Inc. (a)	90,511	10,250,371
Alithya Group, Inc. (a)	36,580	104,619
ALJ Regional Holdings, Inc. (a)(b)	36,145	45,543
Amdocs Ltd.	73,258	5,643,064
American Virtual Cloud Technologies, Inc. (a)(b)	11,030	45,885
Automatic Data Processing, Inc.	236,080	49,350,163
BigCommerce Holdings, Inc. (a)(b)	38,362	2,284,073
Brightcove, Inc. (a)	26,601	302,187
Cantaloupe, Inc. (a)(b)	40,019	409,795
Cass Information Systems, Inc.	9,021	406,667
Chindata Group Holdings Ltd. ADR (a)	61,079	725,619
CLPS, Inc. (a)(b)	5,050	16,716
Cognizant Technology Solutions Corp. Class A	292,346	22,308,923
Computer Task Group, Inc. (a)	17,316	148,918
Concentrix Corp. (a)	28,981	5,025,016
Conduent, Inc. (a)	116,630	851,399
Crexendo, Inc. (a)(b)	9,806	57,855
CSG Systems International, Inc.	17,233	830,803
CSP, Inc. (a)	2,765	25,659
Cyxtera Technologies, Inc.:
warrants 9/10/27 (a)	6,862	11,803
Class A (a)(b)	38,411	340,321
Dlocal Ltd.	80,031	5,121,984
Euronet Worldwide, Inc. (a)	29,379	3,914,164
EVO Payments, Inc. Class A (a)	26,275	668,436
Exela Technologies, Inc. (a)	58,544	151,629
ExlService Holdings, Inc. (a)	18,501	2,278,213
Fiserv, Inc. (a)	370,392	43,628,474
Flywire Corp. (a)	52,577	2,308,656
Formula Systems (1985) Ltd. ADR	193	18,802
GDS Holdings Ltd. ADR (a)(b)	59,815	3,497,981
GreenBox POS (a)(b)	21,290	207,578
GreenSky, Inc. Class A (a)	43,512	345,920
Grid Dynamics Holdings, Inc. (a)	33,150	887,426
Hackett Group, Inc.	16,264	318,774
i3 Verticals, Inc. Class A (a)	11,916	344,492
IBEX Ltd. (a)	9,924	178,434
Information Services Group, Inc.	25,958	187,676
Innodata, Inc. (a)	13,207	109,090
Inpixon (a)(b)	51,648	53,197
International Money Express, Inc. (a)	22,487	410,163
Jack Henry & Associates, Inc.	41,434	7,308,129
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	53,469	1,721,167
Limelight Networks, Inc. (a)	65,096	175,759
Marqeta, Inc. Class A	31,033	901,198
MoneyGram International, Inc. (a)	43,256	388,871
MongoDB, Inc. Class A (a)	34,526	13,528,323
Net 1 UEPS Technologies, Inc. (a)(b)	28,433	125,958
Okta, Inc. (a)	69,528	18,327,581
Paya Holdings, Inc. (a)(b)	85,172	821,910
Paychex, Inc.	199,321	22,816,275
Payoneer Global, Inc. (a)	187,374	1,924,331
PayPal Holdings, Inc. (a)	652,414	188,325,825
Paysign, Inc. (a)	29,027	72,277
Perficient, Inc. (a)	17,809	2,123,189
PFSweb, Inc. (a)	12,193	162,167
Priority Technology Holdings, Inc. (a)	36,694	221,265
QIWI PLC Class B sponsored ADR (b)	25,057	239,545
Rackspace Technology, Inc. (a)(b)	114,778	1,603,449
Repay Holdings Corp. (a)	49,581	1,140,859
Research Solutions, Inc. (a)	4,834	12,810
Sabre Corp. (a)(b)	176,593	1,983,139
ServiceSource International, Inc. (a)	61,161	91,742
Steel Connect, Inc. (a)	32,364	58,579
StoneCo Ltd. Class A (a)	146,757	6,830,071
Taoping, Inc. (a)(b)	3,739	12,040
TaskUs, Inc.	7,927	498,608
The Glimpse Group, Inc. (b)	3,147	32,697
The OLB Group, Inc. (b)	1,982	8,483
Ttec Holdings, Inc.	25,710	2,711,377
Tucows, Inc. (a)	6,556	485,865
Usio, Inc. (a)	12,705	79,660
VeriSign, Inc. (a)	62,298	13,472,565
Verra Mobility Corp. (a)	88,691	1,375,597
Wix.com Ltd. (a)	31,366	6,965,761
		469,774,887
Semiconductors & Semiconductor Equipment - 10.0%
ACM Research, Inc. (a)	9,521	848,797
Advanced Micro Devices, Inc. (a)	674,944	74,729,800
AEHR Test Systems (a)(b)	12,905	96,271
Allegro MicroSystems LLC (a)	104,788	3,148,879
Alpha & Omega Semiconductor Ltd. (a)	13,400	389,270
Ambarella, Inc. (a)	19,752	2,045,715
Amkor Technology, Inc.	135,545	3,723,421
Amtech Systems, Inc. (a)	9,588	99,140
Analog Devices, Inc.	204,235	33,280,093
Applied Materials, Inc.	507,393	68,564,016
ASML Holding NV	44,117	36,751,226
Atomera, Inc. (a)(b)	13,904	343,012
Axcelis Technologies, Inc. (a)	19,430	965,865
AXT, Inc. (a)	21,623	201,310
Broadcom, Inc.	226,607	112,671,266
Brooks Automation, Inc.	41,417	3,518,788
Camtek Ltd. (a)(b)	23,975	990,887
Canadian Solar, Inc. (a)(b)	33,213	1,227,885
CEVA, Inc. (a)	12,199	588,602
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	3,922	166,960
Cirrus Logic, Inc. (a)	32,816	2,745,715
CMC Materials, Inc.	16,067	2,130,806
Cohu, Inc. (a)	26,895	959,614
Cree, Inc. (a)	64,717	5,499,651
CVD Equipment Corp. (a)	4,263	19,866
CyberOptics Corp. (a)	5,253	220,889
Diodes, Inc. (a)	25,728	2,491,242
DSP Group, Inc. (a)	16,168	354,079
Enphase Energy, Inc. (a)	75,384	13,096,462
Entegris, Inc.	75,304	9,047,023
Everspin Technologies, Inc. (a)	13,033	95,141
First Solar, Inc. (a)	59,097	5,555,118
FormFactor, Inc. (a)	42,470	1,651,234
GSI Technology, Inc. (a)	15,609	87,410
Himax Technologies, Inc. sponsored ADR (b)	59,577	701,221
Ichor Holdings Ltd. (a)	15,188	672,980
Impinj, Inc. (a)(b)	13,149	766,455
indie Semiconductor, Inc. (a)	54,603	551,490
Intel Corp.	2,241,691	121,185,815
KLA Corp.	85,067	28,919,377
Kopin Corp. (a)	49,279	289,761
Kulicke & Soffa Industries, Inc.	35,023	2,458,264
Lam Research Corp.	79,192	47,896,905
Lattice Semiconductor Corp. (a)	76,080	4,726,090
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,320,822
Marvell Technology, Inc.	455,030	27,843,286
Maxeon Solar Technologies Ltd. (a)(b)	27,787	474,046
Microchip Technology, Inc.	151,742	23,878,121
Micron Technology, Inc.	622,852	45,904,192
MKS Instruments, Inc.	30,755	4,526,521
Monolithic Power Systems, Inc.	25,469	12,605,372
MoSys, Inc. (a)(b)	3,720	22,915
Nova Ltd. (a)	15,378	1,555,485
NVE Corp.	2,373	166,608
NVIDIA Corp.	1,383,892	309,784,224
NXP Semiconductors NV	152,906	32,894,668
O2Micro International Ltd. sponsored ADR (a)(b)	16,202	115,682
ON Semiconductor Corp. (a)	237,640	10,541,710
PDF Solutions, Inc. (a)	23,680	533,274
Photronics, Inc. (a)	36,838	555,149
Pixelworks, Inc. (a)	37,111	287,610
Power Integrations, Inc.	33,245	3,611,737
Qorvo, Inc. (a)	62,594	11,769,550
Qualcomm, Inc.	626,261	91,866,226
QuickLogic Corp. (a)	5,932	36,126
Rambus, Inc. (a)	63,437	1,509,801
Rubicon Technology, Inc. (a)	443	4,209
SemiLEDs Corp. (a)(b)	4,500	45,135
Semtech Corp. (a)	36,094	2,523,692
Silicon Laboratories, Inc. (a)	24,722	3,896,682
Silicon Motion Tech Corp. sponsored ADR	18,785	1,402,488
SiTime Corp. (a)	10,972	2,335,280
SkyWater Technology, Inc. (a)(b)	21,008	701,247
Skyworks Solutions, Inc.	91,599	16,804,753
SMART Global Holdings, Inc. (a)	12,953	627,702
SolarEdge Technologies, Inc. (a)	28,902	8,375,222
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	61,698
Summit Wireless Technologies, Inc. (a)	20,277	67,928
SunPower Corp. (a)(b)	95,141	2,050,289
Synaptics, Inc. (a)	19,435	3,688,374
Teradyne, Inc.	92,229	11,200,290
Texas Instruments, Inc.	512,201	97,784,293
Tower Semiconductor Ltd. (a)	61,304	1,802,338
Ultra Clean Holdings, Inc. (a)	25,361	1,172,693
Universal Display Corp.	26,374	5,501,353
Veeco Instruments, Inc. (a)	28,870	657,947
WISeKey International Holding Ltd. ADR (a)(b)	1,391	11,295
Xilinx, Inc.	136,355	21,215,474
		1,361,207,318
Software - 16.0%
Absolute Software Corp.	25,866	316,600
ACI Worldwide, Inc. (a)	65,286	2,104,168
Adobe, Inc. (a)	265,497	176,210,359
Agilysys, Inc. (a)	14,089	800,678
Agora, Inc. ADR (a)(b)	35,566	1,206,399
Alarm.com Holdings, Inc. (a)	27,342	2,305,751
Alfi, Inc. (b)	6,105	54,335
Alkami Technology, Inc. (a)	47,062	1,344,091
Allot Ltd. (a)	21,262	353,374
Altair Engineering, Inc. Class A (a)	26,620	1,969,614
American Software, Inc. Class A	20,292	514,808
ANSYS, Inc. (a)	48,381	17,676,482
AppFolio, Inc. (a)	10,392	1,227,295
Appian Corp. Class A (a)(b)	21,741	2,330,635
AppLovin Corp. (a)(b)	120,452	8,479,821
Aspen Technology, Inc. (a)	37,769	4,891,086
Asure Software, Inc. (a)	12,380	112,039
Atlassian Corp. PLC (a)	75,454	27,696,145
Auddia, Inc. (a)	4,309	12,884
AudioEye, Inc. (a)(b)	5,464	71,251
Aurora Mobile Ltd. ADR (a)(b)	21,727	45,409
Autodesk, Inc. (a)	122,187	37,888,967
AvePoint, Inc. (a)(b)	99,593	922,231
Aware, Inc. (a)	13,849	56,642
Benefitfocus, Inc. (a)	16,969	204,816
Bentley Systems, Inc. Class B (b)	147,154	9,489,961
Bio-Key International, Inc. (a)(b)	10,259	32,418
Bit Digital, Inc. (a)(b)	26,879	344,589
Bitfarms Ltd. (a)(b)	73,196	431,124
Blackbaud, Inc. (a)	27,295	1,902,189
BlackLine, Inc. (a)	32,196	3,512,584
Bottomline Technologies, Inc. (a)	24,745	1,045,971
Bridgeline Digital, Inc. (a)	2,527	13,014
BSQUARE Corp. (a)	7,925	21,160
BTRS Holdings, Inc. (a)	82,523	900,326
Cadence Design Systems, Inc. (a)	154,539	25,264,036
CDK Global, Inc.	67,309	2,800,054
Cerence, Inc. (a)(b)	20,968	2,273,770
Check Point Software Technologies Ltd. (a)	75,160	9,442,351
Citrix Systems, Inc.	68,929	7,090,726
Cleanspark, Inc. (a)(b)	18,568	256,238
Cognyte Software Ltd. (a)	35,965	988,318
Color Star Technology Co. Ltd. (a)(b)	55,164	55,716
CommVault Systems, Inc. (a)	26,244	2,124,977
Confluent, Inc.	12,770	713,971
Cornerstone OnDemand, Inc. (a)	36,694	2,102,566
Couchbase, Inc.	22,694	1,139,920
Coupa Software, Inc. (a)	41,112	10,064,629
Crowdstrike Holdings, Inc. (a)	110,646	31,091,526
CyberArk Software Ltd. (a)	21,654	3,636,573
Cyren Ltd. (a)(b)	13,132	7,154
Datadog, Inc. Class A (a)	129,931	17,904,492
Datasea, Inc. (a)(b)	10,484	21,597
DatChat, Inc. (a)	1,357	10,340
Descartes Systems Group, Inc. (a)(b)	47,469	3,721,570
Digimarc Corp. (a)(b)	8,852	258,832
Digital Turbine, Inc. (a)	51,932	3,035,425
Docebo, Inc.	17,706	1,487,835
DocuSign, Inc. (a)	108,093	32,021,470
Domo, Inc. Class B (a)	15,733	1,408,104
Dropbox, Inc. Class A (a)	176,279	5,589,807
Duck Creek Technologies, Inc. (a)	74,029	3,451,972
Ebix, Inc. (b)	17,007	489,461
eGain Communications Corp. (a)	19,235	226,588
Everbridge, Inc. (a)	20,941	3,287,109
EverCommerce, Inc.	106,434	2,298,974
Evolving Systems, Inc. (a)	8,488	19,098
FireEye, Inc. (a)	132,160	2,403,990
Five9, Inc. (a)	37,325	5,905,935
Fortinet, Inc. (a)	90,652	28,568,071
GTY Technology Holdings, Inc. (a)	38,628	285,075
HIVE Blockchain Technologies Ltd. (a)(b)	207,813	660,845
Hut 8 Mining Corp. (a)(b)	114,328	898,618
Infobird Co. Ltd. (a)(b)	11,582	33,125
Intapp, Inc.	33,368	1,217,932
InterDigital, Inc.	17,923	1,292,428
Intrusion, Inc. (a)(b)	9,227	41,522
Intuit, Inc.	151,749	85,906,626
j2 Global, Inc. (a)	25,296	3,483,259
Jamf Holding Corp. (a)(b)	65,286	2,294,803
JFrog Ltd. (b)	51,911	1,995,459
Kaltura, Inc. (b)	68,226	769,589
Karooooo Ltd. (a)	13,324	423,170
Kaspien Holdings, Inc. (a)	939	18,536
KnowBe4, Inc. (a)	6,045	148,767
Latch, Inc. (a)(b)	75,884	941,720
LivePerson, Inc. (a)	38,197	2,448,428
Livevox Holdings, Inc. (a)(b)	51,720	369,798
Magic Software Enterprises Ltd.	31,025	637,874
Manhattan Associates, Inc. (a)	35,415	5,772,291
Marathon Digital Holdings, Inc. (a)(b)	55,109	2,236,874
Marin Software, Inc. (a)(b)	14,390	95,837
Materialise NV ADR (a)(b)	12,614	278,265
Matterport, Inc. (a)(b)	111,533	1,796,797
McAfee Corp.	91,878	2,440,280
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	9,413
Microsoft Corp.	4,175,781	1,260,584,768
MicroStrategy, Inc. Class A (a)(b)	4,324	3,002,153
Mimecast Ltd. (a)	36,251	2,530,682
Mitek Systems, Inc. (a)	28,300	633,071
MMTEC, Inc. (a)(b)	12,794	19,191
Momentive Global, Inc. (a)	80,549	1,579,566
Monday.com Ltd.	24,264	9,204,791
nCino, Inc. (a)(b)	52,955	3,283,740
Net Element International, Inc. (a)	2,849	31,168
NetSol Technologies, Inc. (a)	6,495	28,058
NICE Systems Ltd. sponsored ADR (a)	28,115	8,173,031
NortonLifeLock, Inc.	321,799	8,546,981
Nuance Communications, Inc. (a)	158,953	8,750,363
Nutanix, Inc. Class A (a)	113,361	4,184,155
NXT-ID, Inc. (a)	34,241	23,969
Oblong, Inc. (a)	15,384	32,768
Onespan, Inc. (a)	24,175	465,852
Open Text Corp. (b)	151,564	8,310,254
Opera Ltd. ADR (a)(b)	15,592	162,313
Otonomo Technologies Ltd. (a)(b)	13,157	95,388
Park City Group, Inc. (a)	11,886	64,422
Paycor HCM, Inc.	94,882	3,505,890
Paylocity Holding Corp. (a)	30,384	8,179,373
Pegasystems, Inc.	45,245	6,227,069
Phunware, Inc. (a)(b)	56,490	62,704
Powerbridge Technologies Co. Ltd. (a)(b)	22,594	33,439
Progress Software Corp.	24,678	1,149,008
Proofpoint, Inc. (a)	32,110	5,651,360
PTC, Inc. (a)	65,059	8,565,668
QAD, Inc. Class A	11,433	994,785
Qualtrics International, Inc.	50,590	2,290,715
Qualys, Inc. (a)	22,000	2,582,360
Quantum Computing, Inc. (a)(b)	16,331	123,462
Qumu Corp. (a)	9,115	26,707
Radcom Ltd. (a)(b)	13,668	153,765
Rapid7, Inc. (a)	31,413	3,817,308
RealNetworks, Inc. (a)	22,292	42,355
Rimini Street, Inc. (a)	47,719	455,716
Riot Blockchain, Inc. (a)(b)	53,350	1,991,022
Safe-T Group Ltd. ADR (a)(b)	24,878	29,356
Sapiens International Corp. NV	29,656	846,382
SeaChange International, Inc. (a)	35,372	37,848
SecureWorks Corp. (a)	11,955	244,599
SharpSpring, Inc. (a)	7,519	128,575
ShotSpotter, Inc. (a)	7,107	283,072
SilverSun Technologies, Inc. (A Shares)	910	6,534
Smith Micro Software, Inc. (a)	26,575	132,609
Sphere 3D Corp. (a)	4,117	26,719
Splunk, Inc. (a)	91,071	13,922,024
Sprout Social, Inc. (a)	24,410	2,968,256
SPS Commerce, Inc. (a)	19,702	2,670,212
SRAX, Inc. (a)	9,776	54,648
SS&C Technologies Holdings, Inc.	142,097	10,751,059
Sumo Logic, Inc.	58,645	1,222,748
Support.com, Inc. (a)(b)	16,704	523,837
Synchronoss Technologies, Inc. (a)	48,133	127,552
Synopsys, Inc. (a)	84,745	28,155,679
Telos Corp.	37,065	1,223,145
Tenable Holdings, Inc. (a)	58,467	2,594,181
The Trade Desk, Inc. (a)	239,730	19,190,387
Triterras, Inc. (a)(b)	45,458	230,017
Upland Software, Inc. (a)	17,288	673,886
Varonis Systems, Inc. (a)	59,223	4,086,979
Verb Technology Co., Inc. (a)(b)	28,602	59,492
Verint Systems, Inc. (a)	35,965	1,605,478
Veritone, Inc. (a)(b)	17,638	368,105
Vertex, Inc. Class A (a)	14,677	303,814
Viant Technology, Inc.	5,920	81,400
Vonage Holdings Corp. (a)	142,421	2,008,136
WalkMe Ltd.	45,590	1,264,667
Workday, Inc. Class A (a)	104,998	28,681,254
Xperi Holding Corp.	60,469	1,292,223
Xunlei Ltd. sponsored ADR (a)	24,694	92,356
Zix Corp. (a)	30,366	235,033
Zoom Video Communications, Inc. Class A (a)	131,252	37,997,454
Zscaler, Inc. (a)	75,492	21,012,443
		2,184,841,291
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	9,252,329	1,404,781,097
Astro-Med, Inc. (a)	3,663	57,363
Avid Technology, Inc. (a)	25,039	646,257
Borqs Technologies, Inc. (a)(b)	65,622	50,732
Boxlight Corp. (a)(b)	32,673	84,950
Canaan, Inc. ADR (a)(b)	68,932	647,961
Corsair Gaming, Inc. (b)	50,700	1,467,765
CPI Card Group (a)	2,191	61,587
Ebang International Holdings, Inc. Class A (a)(b)	74,414	190,500
Immersion Corp. (a)(b)	18,807	141,053
Intevac, Inc. (a)	22,851	117,226
Logitech International SA (b)	93,405	9,560,002
Movano, Inc. (a)(b)	16,621	64,822
Nano Dimension Ltd. ADR (a)(b)	141,603	906,259
NetApp, Inc.	123,130	10,949,951
One Stop Systems, Inc. (a)	8,505	48,138
Quantum Corp. (a)	29,791	185,896
Seagate Technology Holdings PLC	126,806	11,106,938
Socket Mobile, Inc. (a)(b)	1,296	8,942
Sonim Technologies, Inc. (a)(b)	70,787	31,146
Stratasys Ltd. (a)(b)	31,101	654,987
Super Micro Computer, Inc. (a)	28,899	1,055,969
Transact Technologies, Inc. (a)	6,575	92,379
Turtle Beach Corp. (a)(b)	8,432	239,553
Western Digital Corp. (a)	170,279	10,761,633
		1,453,913,106
TOTAL INFORMATION TECHNOLOGY		5,746,260,838
MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)	9,725	66,227
AgroFresh Solutions, Inc. (a)	34,342	71,088
Amyris, Inc. (a)	163,675	2,463,309
Balchem Corp.	17,562	2,466,056
Bon Natural Life Ltd. (b)	4,398	47,850
Burcon NutraScience Corp. (a)	37,560	92,022
CN Energy Group, Inc. (b)	8,671	46,043
Crown ElectroKinetics Corp. (a)	5,276	16,356
Diversey Holdings Ltd. (a)	168,328	2,940,690
Fuwei Films Holdings Co. Ltd. (a)(b)	3,842	36,038
Gulf Resources, Inc. (a)	8,302	35,284
Hawkins, Inc.	11,982	453,878
Ikonics Corp. (a)	946	25,920
Innospec, Inc.	14,671	1,373,206
Loop Industries, Inc. (a)(b)	23,631	214,333
Marrone Bio Innovations, Inc. (a)	100,070	100,070
Methanex Corp. (b)	43,441	1,594,719
Northern Technologies International Corp.	5,689	94,836
Origin Materials, Inc. Class A (a)(b)	78,046	536,176
PureCycle Technologies, Inc. (a)(b)	64,980	955,856
Zymergen, Inc. (a)(b)	55,628	729,839
		14,359,796
Construction Materials - 0.0%
Forterra, Inc. (a)	36,604	843,356
ReTo Eco-Solutions, Inc. (a)(b)	22,427	21,754
Smith-Midland Corp. (a)	1,983	37,042
United States Lime & Minerals, Inc.	3,255	475,523
		1,377,675
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	96,857	1,331,784
Silgan Holdings, Inc.	60,123	2,551,019
UFP Technologies, Inc. (a)	5,073	355,059
		4,237,862
Metals & Mining - 0.2%
Century Aluminum Co. (a)	47,905	614,142
China Natural Resources, Inc. (a)(b)	12,136	15,413
Corvus Gold, Inc. (a)(b)	68,732	217,193
Ferroglobe PLC (a)	90,623	753,077
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	8,044	315,727
Huadi International Group Co. Ltd. (a)(b)	1,902	7,798
Hycroft Mining Holding Corp. (a)(b)	31,072	59,969
Kaiser Aluminum Corp.	9,418	1,189,117
Largo Resources Ltd. (a)	32,652	448,965
Olympic Steel, Inc.	8,257	225,086
Pan American Silver Corp.	118,840	3,082,710
Perpetua Resources Corp. (a)	28,542	144,708
Piedmont Lithium, Inc. (a)(b)	9,153	538,929
Ramaco Resources, Inc. (a)	21,088	189,581
Royal Gold, Inc.	36,037	4,011,999
Schnitzer Steel Industries, Inc. Class A	15,466	731,696
SSR Mining, Inc. (b)	123,685	2,064,303
Steel Dynamics, Inc.	115,686	7,807,648
Synalloy Corp. (a)	7,129	83,053
U.S. Gold Corp. (a)	1,706	16,156
Universal Stainless & Alloy Products, Inc. (a)	7,722	85,791
ZK International Group Co. Ltd. (a)(b)	9,529	34,209
		22,637,270
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	34,446	391,995
TOTAL MATERIALS		43,004,598
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Finance Trust, Inc.	62,557	539,241
CareTrust (REIT), Inc.	57,248	1,258,884
CIM Commercial Trust Corp.	21,190	148,330
CyrusOne, Inc.	68,093	5,241,799
Diversified Healthcare Trust (SBI)	125,534	470,753
East Stone Acquisition Corp. (a)	10,409	105,755
Equinix, Inc.	49,738	41,951,516
Gaming & Leisure Properties	128,731	6,346,438
Gladstone Commercial Corp.	18,518	419,062
Gladstone Land Corp.	13,642	321,269
Global Self Storage, Inc.	5,948	32,298
Host Hotels & Resorts, Inc. (a)	391,220	6,478,603
Indus Realty Trust, Inc.	3,882	272,167
Industrial Logistics Properties Trust	36,786	1,009,040
Lamar Advertising Co. Class A	48,162	5,482,280
Medalist Diversified (REIT), Inc.	12,929	17,066
Office Properties Income Trust	28,462	755,097
Phillips Edison & Co., Inc.	9,195	276,402
Potlatch Corp.	38,372	1,993,425
Presidio Property Trust, Inc. Class A	6,016	25,207
Regency Centers Corp.	95,220	6,533,996
Retail Opportunity Investments Corp.	70,063	1,266,739
Sabra Health Care REIT, Inc.	122,517	1,960,272
SBA Communications Corp. Class A	60,543	21,733,121
Service Properties Trust	89,889	1,027,431
Sotherly Hotels, Inc. (a)	4,274	10,258
Uniti Group, Inc.	130,929	1,711,242
Wheeler REIT, Inc. (a)	15,634	51,280
		107,438,971
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (b)	8,935	17,959
Altisource Portfolio Solutions SA (a)	7,869	85,379
China HGS Real Estate, Inc. (a)(b)	6,970	12,755
Colliers International Group, Inc. (b)	20,510	2,866,273
Cresud S.A.C.I.F. y A. sponsored ADR (a)	25,020	145,616
eXp World Holdings, Inc. (b)	81,193	3,722,699
Fathom Holdings, Inc. (a)(b)	7,329	209,463
FirstService Corp. (b)	24,577	4,573,042
FRP Holdings, Inc. (a)	6,217	358,721
Gyrodyne LLC (a)	1,080	14,288
InterGroup Corp. (a)	986	45,948
IRSA Propiedades Comerciales SA sponsored ADR	15,135	43,740
Landmark Infrastructure Partners LP	12,077	196,614
MDJM Ltd. (a)	4,594	21,132
Newmark Group, Inc.	92,032	1,253,476
Opendoor Technologies, Inc. (a)(b)	320,261	5,678,228
Redfin Corp. (a)(b)	57,870	2,810,746
Stratus Properties, Inc. (a)	4,684	141,129
The RMR Group, Inc.	7,911	366,596
Ucommune International Ltd. (a)	47,079	49,904
		22,613,708
TOTAL REAL ESTATE		130,052,679
UTILITIES - 0.7%
Electric Utilities - 0.6%
Alliant Energy Corp.	139,857	8,501,907
American Electric Power Co., Inc.	276,336	24,751,416
Exelon Corp.	539,988	26,470,212
MGE Energy, Inc.	19,112	1,539,280
Otter Tail Corp.	23,594	1,294,603
ReNew Energy Global PLC (a)(b)	107,444	1,064,770
Via Renewables, Inc. Class A, (b)	7,308	81,850
Xcel Energy, Inc.	297,978	20,485,988
		84,190,026
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	130,922
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC (b)	61,295	2,305,305
Montauk Renewables, Inc. (b)	82,646	682,656
VivoPower International PLC (a)(b)	8,836	50,012
		3,037,973
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	28,847	1,834,669
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	244,539
Cadiz, Inc. (a)(b)	22,934	308,233
Consolidated Water Co., Inc. (b)	7,912	96,289
Global Water Resources, Inc.	13,586	271,720
Middlesex Water Co. (b)	10,525	1,151,540
Pure Cycle Corp. (a)	13,933	208,298
York Water Co.	8,284	427,206
		2,707,825
TOTAL UTILITIES		91,901,415
TOTAL COMMON STOCKS (Cost $5,369,740,311)		13,602,802,571

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	22,914
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Meta Materials, Inc. Series A (c)	84,218	97,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $38,683)		120,607

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	40,093,061	40,101,080
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	465,562,699	465,609,255
TOTAL MONEY MARKET FUNDS (Cost $505,710,335)		505,710,335

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $5,875,489,329)	14,108,633,513
NET OTHER ASSETS (LIABILITIES) - (3.5)% (g)	(475,257,046)
NET ASSETS - 100.0%	13,633,376,467

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	110	Sep 2021	34,281,500	2,460,160	2,460,160

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $2,669,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	53,973,522	953,582,359	967,455,796	19,738	995	-	40,101,080	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	288,429,402	1,417,173,361	1,239,993,508	12,251,367	-	-	465,609,255	1.4%
Total	342,402,924	2,370,755,720	2,207,449,304	12,271,105	995	-	505,710,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.